UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:

John E. Denneen, Esq.

Royce & Associates, LP

745 Fifth Avenue

New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2018

Date of reporting period: 3/31/2018

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.5%

Consumer Discretionary – 9.5%
Auto Components - 2.3%
Gentex Corporation	82,396	$1,896,756
Nokian Renkaat	44,500	2,024,139

		3,920,895

Automobiles - 0.8%
Thor Industries	12,840	1,478,783

Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory	3,929	189,456

Household Durables - 1.7%
Hunter Douglas	25,000	1,999,876
La-Z-Boy	31,548	944,863

		2,944,739

Specialty Retail - 3.3%
American Eagle Outfitters	95,231	1,897,954
DSW Cl. A	84,540	1,898,769
Fielmann	6,400	518,042
USS	70,000	1,434,247

		5,749,012

Textiles, Apparel & Luxury Goods - 1.3%
HUGO BOSS	12,300	1,072,002
Steven Madden	28,308	1,242,721

		2,314,723

Total		16,597,608

Consumer Staples – 0.5%
Food & Staples Retailing - 0.3%
FamilyMart UNY Holdings	6,000	502,545

Food Products - 0.2%
Industrias Bachoco ADR	6,100	377,895

Total		880,440

Energy – 3.7%
Energy Equipment & Services - 2.9%
Helmerich & Payne	41,454	2,759,178
TGS-NOPEC Geophysical	90,900	2,217,679

		4,976,857

Oil, Gas & Consumable Fuels - 0.8%
Gaztransport Et Technigaz	22,700	1,423,953

Total		6,400,810

Financials – 30.4%
Banks - 4.6%
BGEO Group	49,400	2,468,330
BOK Financial	21,414	2,119,772
City Holding Company	6,489	444,886
First Republic Bank	32,400	3,000,564

		8,033,552

Capital Markets - 23.0%
Ashmore Group	459,000	2,454,953
AURELIUS Equity Opportunities	9,000	626,860
B3	275,000	2,223,190
Bolsa Mexicana de Valores	1,234,000	2,358,834
Carlyle Group L.P.	122,300	2,611,105
Coronation Fund Managers	192,000	1,309,264
Federated Investors Cl. B	56,600	1,890,440
Gluskin Sheff + Associates	51,700	585,079
Houlihan Lokey Cl. A	7,900	352,340
Jupiter Fund Management	282,000	1,868,097
KKR & Co. L.P.	207,000	4,202,100
Lazard Cl. A	37,000	1,944,720
Moelis & Company Cl. A	32,220	1,638,387
Northern Trust	23,300	2,402,929
SEI Investments	47,400	3,550,734
Singapore Exchange	70,000	395,306
Sprott	735,700	1,775,936
State Street	25,700	2,563,061
TD Ameritrade Holding Corporation	52,100	3,085,883
Value Partners Group	2,272,200	2,145,131

		39,984,349

Diversified Financial Services - 1.0%
Leucadia National	74,600	1,695,658

Insurance - 0.9%
Reinsurance Group of America	10,405	1,602,370

Thrifts & Mortgage Finance - 0.9%
Genworth MI Canada	47,648	1,516,333

Total		52,832,262

Health Care – 3.7%
Health Care Equipment & Supplies - 1.7%
DENTSPLY SIRONA	57,500	2,892,825

Health Care Providers & Services - 0.2%
Ensign Group (The)	15,400	405,020

Health Care Technology - 0.2%
CompuGroup Medical	7,300	395,407

Pharmaceuticals - 1.6%
Recordati	48,800	1,808,296
Santen Pharmaceutical	52,000	874,082

		2,682,378

Total		6,375,630

Industrials – 29.9%
Aerospace & Defense - 1.9%
HEICO Corporation Cl. A	45,456	3,225,103

Air Freight & Logistics - 1.8%
Expeditors International of Washington	48,300	3,057,390

Airlines - 2.0%
Allegiant Travel	10,100	1,742,755
Hawaiian Holdings	46,870	1,813,869

		3,556,624

Building Products - 1.8%
Apogee Enterprises	18,300	793,305
Geberit	1,000	442,253
TOTO	37,000	1,942,137

		3,177,695

Commercial Services & Supplies - 0.8%
Herman Miller	44,057	1,407,621

Construction & Engineering - 1.5%
Comfort Systems USA	9,000	371,250
KBR	132,800	2,150,032

		2,521,282

Electrical Equipment - 1.8%
EnerSys	16,400	1,137,668
Hubbell Cl. B	15,900	1,936,302

		3,073,970

Machinery - 11.6%
Alamo Group	1,608	176,719
Donaldson Company	67,500	3,040,875
Federal Signal	8,429	185,607
Graco	63,000	2,880,360
IDEX Corporation	29,700	4,232,547
Lincoln Electric Holdings	13,150	1,182,842
Lindsay Corporation	26,700	2,441,448
Pfeiffer Vacuum Technology	12,000	1,865,974
Spirax-Sarco Engineering	27,400	2,214,943
Wabash National	92,000	1,914,520

		20,135,835

Marine - 1.5%
Clarkson	60,700	2,573,805

Professional Services - 3.0%
Korn/Ferry International	17,201	887,399
ManpowerGroup	28,300	3,257,330
Robert Half International	19,665	1,138,407

		5,283,136

Road & Rail - 0.3%
Werner Enterprises	15,150	552,975

Trading Companies & Distributors - 1.9%
Applied Industrial Technologies	45,600	3,324,240

Total		51,889,676

Information Technology – 6.7%
Electronic Equipment, Instruments & Components - 5.3%
Benchmark Electronics	51,506	1,537,454
FLIR Systems	91,500	4,575,915
Methode Electronics	29,142	1,139,453
Vishay Intertechnology	102,507	1,906,630

		9,159,452

IT Services - 0.3%
Convergys Corporation	24,800	560,976

Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments	3,308	382,570

Software - 0.9%
Computer Modelling Group	140,000	1,009,508
SimCorp	7,000	487,888

		1,497,396

Total		11,600,394

Materials – 12.7%
Chemicals - 1.9%
Quaker Chemical	20,500	3,036,665
Victrex	10,000	360,680

		3,397,345

Containers & Packaging - 2.1%
AptarGroup	36,900	3,314,727
Greif Cl. A	7,800	407,550

		3,722,277

Metals & Mining - 8.7%
Carpenter Technology	61,900	2,731,028
Compass Minerals International	35,100	2,116,530
Franco-Nevada Corporation	33,000	2,256,870
Reliance Steel & Aluminum	44,200	3,789,708
Royal Gold	19,300	1,657,291
Worthington Industries	58,500	2,510,820

		15,062,247

Total		22,181,869

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Relo Group	23,000	644,885

Total		644,885

Utilities – 1.0%
Water Utilities - 1.0%
Aqua America	49,800	1,696,188

Total		1,696,188

TOTAL COMMON STOCKS
(Cost $107,754,447)		171,099,762

REPURCHASE AGREEMENT – 0.2%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $311,010 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $319,736)
(Cost $311,000)		311,000

TOTAL INVESTMENTS – 98.7%
(Cost $108,065,447)		171,410,762

CASH AND OTHER ASSETS
LESS LIABILITIES – 1.3%		2,301,225

NET ASSETS – 100.0%		$173,711,987

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
MARCH 31, 2018 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 99.9%

Banks - 19.3%
Bank of Princeton [1]	5,000	$172,450
Bank of the Ozarks	5,900	284,793
BankUnited	4,100	163,918
BLOM Bank GDR	8,000	97,600
BOK Financial	11,600	1,148,284
Bryn Mawr Bank	10,000	439,500
Canadian Western Bank	14,000	359,141
Capital City Bank Group	26,822	663,844
Chemung Financial	14,512	674,373
County Bancorp	15,895	464,293
First Citizens BancShares Cl. A	3,290	1,359,560
First Republic Bank	8,000	740,880
Investors Bancorp	25,300	345,092
Live Oak Bancshares	22,500	625,500
Popular	32,300	1,344,326
State Bank Financial	12,500	375,125
TriState Capital Holdings [1]	11,600	269,700
Umpqua Holdings	17,400	372,534
Webster Financial	14,600	808,840

Total		10,709,753

Capital Markets - 49.7%
Ares Management L.P.	32,900	704,060
Ashmore Group	216,000	1,155,272
Associated Capital Group Cl. A	14,084	527,446
B3	61,000	493,144
Canaccord Genuity Group	133,000	715,403
Carlyle Group L.P.	41,700	890,295
Cboe Global Markets	2,226	253,987
Charles Schwab (The) Corporation	8,400	438,648
Coronation Fund Managers	61,200	417,328
CRISIL	14,000	407,685
Dundee Corporation Cl. A [1]	90,000	129,235
Edelweiss Financial Services	155,000	576,372
Edmond de Rothschild (Suisse)	30	562,157
Egyptian Financial Group-Hermes Holding
Company	246,390	355,057
Financial Engines	14,100	493,500
Gluskin Sheff + Associates	63,400	717,485
GMP Capital	108,000	232,204
Great Elm Capital Group [1]	115,545	462,180
Hamilton Lane Cl. A	11,500	428,145
Hellenic Exchanges - Athens Stock Exchange	50,000	286,771
Intermediate Capital Group	39,111	539,689
INTL FCStone [1]	15,100	644,468
IOOF Holdings	55,000	433,147
JSE	51,000	801,186
Jupiter Fund Management	106,900	708,154
KKR & Co. L.P.	23,900	485,170
Lazard Cl. A	3,700	194,472
MarketAxess Holdings	4,600	1,000,224
MVC Capital	47,100	467,703
Northern Trust	6,600	680,658
NZX	580,000	448,784
Partners Group Holding	670	498,638
Rothschild & Co	27,700	1,020,259
SEI Investments	19,900	1,490,709
Silvercrest Asset Management Group Cl. A	41,600	632,320
Singapore Exchange	114,300	645,479
Sprott	750,000	1,810,455
TD Ameritrade Holding Corporation	10,880	644,422
Tokai Tokyo Financial Holdings	9,400	65,157
U.S. Global Investors Cl. A	183,900	465,267
UOB-Kay Hian Holdings	129,000	137,052
Value Partners Group	672,000	634,420
Virtu Financial Cl. A	47,400	1,564,200
VZ Holding	3,350	908,400
Warsaw Stock Exchange	19,000	229,510
Westaim Corporation [1]	105,000	230,644

Total		27,626,961

Consumer Finance - 0.5%
Currency Exchange International [1]	13,000	278,496

Total		278,496

Diversified Financial Services - 0.5%
ECN Capital	50,000	133,504
SHUAA Capital [1]	580,000	165,848

Total		299,352

Equity Real Estate Investment Trusts (REITs) - 0.3%
Colony NorthStar Cl. A	31,500	177,030

Total		177,030

Hotels, Restaurants & Leisure - 0.7%
Thomas Cook (India)	94,000	400,564

Total		400,564

Insurance - 6.9%
E-L Financial	2,625	1,646,292
First American Financial	3,900	228,852
Jardine Lloyd Thompson Group	11,900	214,212
MBIA [1]	95,300	882,478
National Western Life Group Cl. A	2,750	838,420

Total		3,810,254

Internet Software & Services - 1.1%
Benefitfocus [1]	10,600	258,640
Envestnet [1]	6,000	343,800
Novation Companies [1,2]	223,459	6,704

Total		609,144

Investment Companies - 0.9%
RIT Capital Partners	19,000	506,964

Total		506,964

IT Services - 1.7%
Cass Information Systems	4,180	248,752
GBST Holdings	105,000	177,524
PayPal Holdings [1]	6,400	485,568

Total		911,844

Marine - 2.0%
Clarkson	26,000	1,102,453

Total		1,102,453

Metals & Mining - 2.0%
Franco-Nevada Corporation	16,500	1,128,435

Total		1,128,435

Professional Services - 1.6%
IHS Markit [1]	14,000	675,360
People Corporation [1]	35,000	194,241

Total		869,601

Real Estate Management & Development - 6.8%
Altus Group	32,000	810,215
FirstService Corporation	14,000	1,024,520
FRP Holdings [1]	18,100	1,013,600
Midland Holdings [1]	800,000	225,069
Midland IC&I [1]	400,000	17,899
RMR Group Cl. A	10,000	699,500

Total		3,790,803

Software - 2.5%
Bottomline Technologies [1]	13,600	527,000
Fair Isaac [1]	5,100	863,787

Total		1,390,787

Thrifts & Mortgage Finance - 1.9%
BofI Holding [1]	25,700	1,041,621

Total		1,041,621

Trading Companies & Distributors - 1.5%
Air Lease Cl. A	19,500	831,090

Total		831,090

TOTAL COMMON STOCKS
(Cost $41,639,333)		55,485,152

REPURCHASE AGREEMENT – 1.6%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $902,028 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $921,906)
(Cost $902,000)		902,000

TOTAL INVESTMENTS – 101.5%
(Cost $42,541,333)		56,387,152

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.5)%		(832,066)

NET ASSETS – 100.0%		$55,555,086

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL DISCOVERY FUND
MARCH 31, 2018 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 97.2%

Australia – 2.9%
Austal	46,400	$64,926
Bingo Industries	29,400	63,668
HT&E	77,700	114,861

Total		243,455

Belgium – 0.8%
Greenyard	3,200	71,402

Total		71,402

Brazil – 3.2%
Construtora Tenda [1]	8,800	70,236
International Meal Company Alimentacao	44,800	115,343
T4F Entretenimento	25,000	80,268

Total		265,847

Canada – 9.7%
Calfrac Well Services [1]	18,900	86,406
Centric Health [1]	158,600	56,627
Cogeco Communications	2,900	158,781
Exco Technologies	5,200	36,689
Magellan Aerospace	11,700	177,450
Major Drilling Group International [1]	20,900	108,041
Sandstorm Gold [1]	20,600	98,056
Solium Capital [1]	11,000	95,370

Total		817,420

China – 9.1%
China Communications Services	190,200	114,113
China Lesso Group Holdings	137,200	104,809
China Medical System Holdings	46,400	106,206
Haitian International Holdings	45,800	139,298
Hua Hong Semiconductor	56,700	113,490
Xiabuxiabu Catering Management China
Holdings Company	59,300	113,638
Xingda International Holdings	221,000	75,204

Total		766,758

Denmark – 1.7%
DFDS	2,500	140,448

Total		140,448

Egypt – 1.4%
Egyptian Financial Group-Hermes Holding
Company	81,600	117,588

Total		117,588

Germany – 1.8%
CANCOM	600	61,841
VIB Vermoegen	3,300	89,074

Total		150,915

Hong Kong – 6.8%
China Resources Cement Holdings	100,600	87,785
CSI Properties	1,188,900	73,584
HKBN	67,400	79,620
I.T	92,000	42,926
Pico Far East Holdings	258,700	99,227
Texhong Textile Group	60,000	84,535
Value Partners Group	111,700	105,453

Total		573,130

India – 6.5%
Asian Granito India	12,700	89,852
Dewan Housing Finance	21,000	169,019
Edelweiss Financial Services	20,800	77,345
Multi Commodity Exchange of India	7,400	76,855
Redington India	29,900	67,593
Time Technoplast	28,000	69,063

Total		549,727

Ireland – 1.8%
Irish Residential Properties REIT	88,600	151,942

Total		151,942

Israel – 1.2%
Nova Measuring Instruments [1]	3,700	100,381

Total		100,381

Italy – 2.1%
Anima Holding	11,700	79,623
Openjobmetis [1]	6,800	96,156

Total		175,779

Japan – 18.2%
Ain Holdings	1,300	101,120
Dip Corporation	2,800	88,714
eGuarantee	3,400	68,424
H.I.S.	3,800	138,658
Information Services International-Dentsu	3,100	83,887
Investors Cloud	3,800	84,219
Kyowa Exeo	4,600	122,922
Leopalace21	12,000	98,178
NS Solutions	4,900	140,943
Open House	1,000	61,688
Outsourcing	6,000	105,039
Ryobi	4,740	125,603
Sun Frontier Fudousan	11,600	128,223
Tokai Corporation	4,500	93,517
Yumeshin Holdings	7,600	85,475

Total		1,526,610

Malaysia – 1.0%
AEON Credit Service	25,150	80,110

Total		80,110

Mexico – 1.7%
Industrias Bachoco SAB de CV	27,400	141,823

Total		141,823

Netherlands – 1.1%
AMG Advanced Metallurgical Group	2,100	93,931

Total		93,931

Norway – 2.5%
Leroy Seafood Group	17,600	109,374
Protector Forsikring	9,100	98,570

Total		207,944

Singapore – 0.5%
CSE Global	138,200	42,486

Total		42,486

South Africa – 0.9%
Nampak [1]	56,600	72,630

Total		72,630

South Korea – 5.6%
Eugene Technology	4,900	86,999
Innocean Worldwide	2,500	151,635
Interojo Company	2,244	85,751
Modetour Network	1,900	69,863
Samjin Pharmaceutical	1,900	77,858

Total		472,106

Spain – 0.9%
Atento	10,200	79,560

Total		79,560

Sweden – 2.3%
Dustin Group	11,200	99,617
Knowit	4,400	89,367

Total		188,984

Taiwan – 4.5%
Formosa Laboratories	36,800	80,176
Sinmag Equipment	16,100	90,583
Sporton International	25,326	140,960
TCI	4,400	62,618

Total		374,337

Turkey – 1.2%
Soda Sanayii	73,900	102,708

Total		102,708

United Arab Emirates – 0.7%
Aramex	47,500	56,962

Total		56,962

United Kingdom – 7.1%
Biffa	57,500	161,532
Conviviality [1,3]	35,800	5,023
dotdigital group	64,900	77,007
Hilton Food Group	11,500	133,953
River and Mercantile Group	20,300	93,431
RPC Group	11,400	124,034

Total		594,980

TOTAL COMMON STOCKS
(Cost $7,730,287)		8,159,963

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $207,006 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $213,157)
(Cost $207,000)		207,000

TOTAL INVESTMENTS – 99.7%
(Cost $7,937,287)		8,366,963

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.3%		27,927

NET ASSETS – 100.0%		$8,394,890

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Australia – 10.8%
ALS	650,000	$3,727,718
Bravura Solutions	2,100,000	4,398,463
Cochlear	27,000	3,788,474
Hansen Technologies	1,200,000	3,832,097
IPH	1,500,000	3,912,121
Technology One	910,000	3,657,493

Total		23,316,366

Austria – 1.9%
Mayr-Melnhof Karton	27,000	4,095,935

Total		4,095,935

Brazil – 3.5%
OdontoPrev	805,000	3,640,416
TOTVS	455,000	3,970,543

Total		7,610,959

Canada – 5.5%
Altus Group	166,000	4,202,988
Computer Modelling Group	515,000	3,713,548
Morneau Shepell	197,500	3,962,724

Total		11,879,260

China – 1.8%
TravelSky Technology	1,315,000	3,852,604

Total		3,852,604

Denmark – 2.0%
SimCorp	62,000	4,321,292

Total		4,321,292

France – 5.4%
Neurones	110,000	3,628,207
Sartorius Stedim Biotech	46,500	4,209,325
Thermador Groupe	27,500	3,896,920

Total		11,734,452

Germany – 3.3%
Carl Zeiss Meditec	66,000	4,214,537
STRATEC Biomedical	33,500	3,029,371

Total		7,243,908

India – 4.4%
AIA Engineering	163,000	3,614,397
SH Kelkar & Company	965,000	3,831,421
Vakrangee	565,000	1,958,293

Total		9,404,111

Israel – 1.7%
Frutarom Industries	40,000	3,677,036

Total		3,677,036

Italy – 1.6%
DiaSorin	39,000	3,514,396

Total		3,514,396

Japan – 14.0%
Ai Holdings	182,000	5,099,787
As One	66,000	4,276,845
Medikit Company	8,600	476,061
Meitec Corporation	110,000	6,041,256
Nihon Kohden	135,000	3,846,094
Relo Group	145,000	4,065,582
USS	315,000	6,454,112

Total		30,259,737

Netherlands – 1.7%
Intertrust	176,000	3,648,530

Total		3,648,530

New Zealand – 4.1%
Fisher & Paykel Healthcare	412,000	3,957,290
Trade Me Group	1,505,000	4,827,344

Total		8,784,634

Norway – 1.6%
TGS-NOPEC Geophysical	140,000	3,415,567

Total		3,415,567

Singapore – 1.6%
XP Power	75,771	3,394,614

Total		3,394,614

Sweden – 5.6%
Bravida Holding	565,000	4,044,283
Hexpol	475,000	4,406,226
Lagercrantz Group	360,000	3,605,033

Total		12,055,542

Switzerland – 9.3%
Burkhalter Holding	45,000	5,276,996
LEM Holding	1,900	3,164,687
Partners Group Holding	8,000	5,953,882
VZ Holding	21,000	5,694,445

Total		20,090,010

United Kingdom – 15.9%
Ashmore Group	588,243	3,146,207
Clarkson	90,000	3,816,186
Consort Medical	228,367	3,588,581
Elementis	960,000	3,983,988
Equiniti Group	1,230,000	5,162,287
ITE Group	1,633,870	3,582,411
Rotork	785,000	3,132,356
Spirax-Sarco Engineering	52,500	4,243,959
Victrex	100,000	3,606,797

Total		34,262,772

TOTAL COMMON STOCKS
(Cost $183,255,154)		206,561,725

REPURCHASE AGREEMENT – 5.9%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $12,745,397 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $13,002,601)
(Cost $12,745,000)		12,745,000

TOTAL INVESTMENTS – 101.6%
(Cost $196,000,154)		219,306,725

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.6)%		(3,437,409)

NET ASSETS – 100.0%		$215,869,316

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.2%

Consumer Discretionary – 17.6%
Auto Components - 3.4%
Fox Factory Holding [1]	47,800	$1,668,220
Modine Manufacturing [1]	95,900	2,028,285
Stoneridge [1]	118,300	3,265,080
Unique Fabricating	202,989	1,713,227

		8,674,812

Hotels, Restaurants & Leisure - 1.5%
Century Casinos [1]	228,800	1,706,848
Del Taco Restaurants [1]	115,000	1,191,400
Red Lion Hotels [1]	101,300	987,675

		3,885,923

Household Durables - 0.9%
AV Homes [1]	37,500	695,625
TRI Pointe Group [1,4]	88,700	1,457,341

		2,152,966

Internet & Direct Marketing Retail - 0.4%
Gaia Cl. A [1]	59,600	923,800

Leisure Products - 2.4%
Acushnet Holdings	91,000	2,101,190
MCBC Holdings [1]	88,500	2,230,200
Nautilus [1]	141,213	1,899,315

		6,230,705

Media - 1.3%
ITE Group	550,000	1,205,926
New Media Investment Group	125,300	2,147,642

		3,353,568

Specialty Retail - 7.0%
American Eagle Outfitters	83,100	1,656,183
Buckle (The)	95,975	2,125,846
Build-A-Bear Workshop [1]	174,100	1,593,015
Chico’s FAS	231,300	2,090,952
DSW Cl. A	110,400	2,479,584
Guess?	117,500	2,436,950
Kirkland’s [1]	143,700	1,392,453
Shoe Carnival	150,400	3,579,520
Urban Outfitters [1]	17,100	632,016

		17,986,519

Textiles, Apparel & Luxury Goods - 0.7%
Vera Bradley [1]	176,900	1,876,909

Total		45,085,202

Consumer Staples – 1.8%
Food Products - 1.8%
Farmer Bros. [1,4]	45,600	1,377,120
John B. Sanfilippo & Son	22,600	1,307,862
Landec Corporation [1]	147,900	1,930,095

Total		4,615,077

Energy – 8.7%
Energy Equipment & Services - 6.6%
Gulf Island Fabrication	138,600	984,060
Mammoth Energy Services [1,4]	76,000	2,436,560
Natural Gas Services Group [1]	106,700	2,544,795
Newpark Resources [1]	231,700	1,876,770
Pason Systems	90,250	1,208,377
Profire Energy [1]	799,000	2,181,270
TGS-NOPEC Geophysical	82,000	2,000,546
Total Energy Services	212,900	2,272,189
Unit Corporation [1]	76,300	1,507,688

		17,012,255

Oil, Gas & Consumable Fuels - 2.1%
Ardmore Shipping [1]	274,800	2,088,480
Panhandle Oil and Gas Cl. A	74,800	1,443,640
SRC Energy [1]	181,900	1,715,317

		5,247,437

Total		22,259,692

Financials – 12.6%
Banks - 3.7%
Allegiance Bancshares [1]	31,300	1,225,395
Blue Hills Bancorp	107,800	2,247,630
Brookline Bancorp	122,400	1,982,880
HarborOne Bancorp [1,4]	104,800	1,850,768
Meridian Bank [1]	55,000	965,250
TriState Capital Holdings [1]	52,200	1,213,650

		9,485,573

Capital Markets - 5.5%
Ares Management L.P.	32,500	695,500
Ashmore Group	140,363	750,729
Dundee Corporation Cl. A [1]	240,600	345,488
Hamilton Lane Cl. A	68,388	2,546,085
Silvercrest Asset Management Group Cl. A	164,300	2,497,360
Sprott	971,000	2,343,936
Value Partners Group	1,762,600	1,664,030
Westwood Holdings Group	58,800	3,321,612

		14,164,740

Diversified Financial Services - 0.3%
GTY Technology Holdings [1]	80,000	828,000

Insurance - 0.7%
MBIA [1]	177,000	1,639,020

Thrifts & Mortgage Finance - 2.4%
Beneficial Bancorp	98,000	1,523,900
Meridian Bancorp	76,900	1,549,535
PCSB Financial [1]	73,600	1,544,128
Western New England Bancorp	138,800	1,478,220

		6,095,783

Total		32,213,116

Health Care – 7.1%
Biotechnology - 2.3%
Heron Therapeutics [1,4]	82,500	2,277,000
Progenics Pharmaceuticals [1]	235,774	1,758,874
Zealand Pharma [1]	120,600	1,863,501

		5,899,375

Health Care Equipment & Supplies - 2.2%
AtriCure [1]	127,400	2,614,248
CryoLife [1]	120,300	2,412,015
Surmodics [1]	17,000	646,850

		5,673,113

Life Sciences Tools & Services - 1.4%
Harvard Bioscience [1]	448,600	2,243,000
Quanterix Corporation [1,4]	75,785	1,291,377

		3,534,377

Pharmaceuticals - 1.2%
Axsome Therapeutics [1]	300,000	735,000
BioDelivery Sciences International [1,4]	497,500	1,119,375
Paratek Pharmaceuticals [1]	103,900	1,350,700

		3,205,075

Total		18,311,940

Industrials – 20.4%
Aerospace & Defense - 1.5%
CPI Aerostructures [1]	246,766	2,405,968
Kratos Defense & Security Solutions [1]	150,300	1,546,587

		3,952,555

Building Products - 0.6%
NCI Building Systems [1]	86,700	1,534,590

Commercial Services & Supplies - 1.1%
Atento	155,600	1,213,680
Heritage-Crystal Clean [1]	68,000	1,601,400

		2,815,080

Construction & Engineering - 2.4%
Ameresco Cl. A [1]	249,500	3,243,500
IES Holdings [1]	79,800	1,208,970
Northwest Pipe [1]	103,500	1,790,550

		6,243,020

Electrical Equipment - 1.5%
Encore Wire	25,000	1,417,500
LSI Industries	202,300	1,640,653
Power Solutions International [1,2]	99,900	739,260

		3,797,413

Industrial Conglomerates - 0.6%
Raven Industries	45,300	1,587,765

Machinery - 6.2%
ASV Holdings [1]	150,790	1,094,736
FreightCar America [1]	98,300	1,317,220
Graham Corporation	97,600	2,090,592
Harsco Corporation [1]	71,300	1,472,345
Kornit Digital [1,4]	148,700	1,918,230
Lindsay Corporation	21,100	1,929,384
Lydall [1]	51,200	2,470,400
Porvair	262,000	1,830,458
Wabash National	84,000	1,748,040

		15,871,405

Marine - 0.9%
Clarkson	55,931	2,371,590

Professional Services - 5.6%
GP Strategies [1]	101,200	2,292,180
Heidrick & Struggles International	73,140	2,285,625
Kforce	71,274	1,927,962
Korn/Ferry International	42,340	2,184,320
Navigant Consulting [1]	92,523	1,780,142
Resources Connection	155,200	2,514,240
TrueBlue [1]	49,472	1,281,325

		14,265,794

Total		52,439,212

Information Technology – 18.9%
Communications Equipment - 1.4%
Finisar Corporation [1,4]	92,500	1,462,425
Harmonic [1]	320,000	1,216,000
Oclaro [1]	80,700	771,492

		3,449,917

Electronic Equipment, Instruments & Components - 5.8%
CUI Global [1]	379,100	985,660
Electro Scientific Industries [1]	83,300	1,610,189
Fabrinet [1]	57,100	1,791,798
LightPath Technologies Cl. A [1,4]	690,000	1,518,000
Novanta [1]	36,700	1,913,905
PC Connection	69,100	1,727,500
TTM Technologies [1]	116,458	1,780,643
Vishay Intertechnology	73,250	1,362,450
Vishay Precision Group [1]	72,000	2,242,800

		14,932,945

Internet Software & Services - 3.0%
Amber Road [1]	202,200	1,799,580
Carbonite [1,4]	82,200	2,367,360
iPass [1]	916,500	348,270
QuinStreet [1]	180,442	2,304,244
Quotient Technology [1]	72,500	949,750

		7,769,204

Semiconductors & Semiconductor Equipment - 6.2%
Aehr Test Systems [1,4]	305,000	686,250
Brooks Automation	79,182	2,144,248
Cirrus Logic [1]	26,600	1,080,758
FormFactor [1]	180,800	2,467,920
Inphi Corporation [1]	68,400	2,058,840
Nanometrics [1]	72,992	1,963,485
Photronics [1]	198,100	1,634,325
Rudolph Technologies [1]	73,200	2,027,640
Ultra Clean Holdings [1]	89,700	1,726,725

		15,790,191

Software - 1.9%
Computer Modelling Group	168,600	1,215,737
QAD Cl. A	55,000	2,290,750
Rubicon Project [1]	150,000	270,000
SeaChange International [1]	446,575	1,210,218

		4,986,705

Technology Hardware, Storage & Peripherals - 0.6%
Super Micro Computer [1]	92,100	1,565,700

Total		48,494,662

Materials – 4.5%
Chemicals - 0.8%
Trecora Resources [1]	143,500	1,951,600

Metals & Mining - 3.7%
Ferroglobe (Warranty Insurance Trust) [1,3]	205,763	0
Haynes International	77,500	2,876,025
Major Drilling Group International [1]	253,500	1,310,444
Orocobre [1]	335,500	1,407,864
Pretium Resources [1]	155,700	1,034,495
Schnitzer Steel Industries Cl. A	52,100	1,685,435
Superior Gold [1]	1,250,000	1,261,303

		9,575,566

Total		11,527,166

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
ORBCOMM [1]	161,700	1,515,129

Total		1,515,129

TOTAL COMMON STOCKS
(Cost $190,755,424)		236,461,196

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $20,669,643 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $21,086,596)
(Cost $20,669,000)		20,669,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $3,917,975)		3,917,975

TOTAL INVESTMENTS – 101.8%
(Cost $215,342,399)		261,048,171

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.8)%		(4,733,392)

NET ASSETS – 100.0%		$256,314,779

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.2%

Consumer Discretionary – 14.9%
Auto Components - 3.5%
Fox Factory Holding [1]	34,800	$1,214,520
Standard Motor Products	34,300	1,631,651
Stoneridge [1]	81,300	2,243,880
Unique Fabricating	157,200	1,326,768

		6,416,819

Hotels, Restaurants & Leisure - 1.5%
Del Taco Restaurants [1]	113,900	1,180,004
Red Lion Hotels [1,4]	166,700	1,625,325

		2,805,329

Household Durables - 1.4%
AV Homes [1]	74,350	1,379,192
Cavco Industries [1]	7,010	1,217,988

		2,597,180

Internet & Direct Marketing Retail - 0.4%
Gaia Cl. A [1]	48,900	757,950

Leisure Products - 1.7%
MCBC Holdings [1]	66,700	1,680,840
Nautilus [1]	107,800	1,449,910

		3,130,750

Media - 0.9%
New Media Investment Group	98,900	1,695,146

Specialty Retail - 4.2%
Build-A-Bear Workshop [1]	137,600	1,259,040
Citi Trends	70,724	2,186,079
Haverty Furniture	69,200	1,394,380
Kirkland’s [1]	116,100	1,125,009
Shoe Carnival	79,411	1,889,981

		7,854,489

Textiles, Apparel & Luxury Goods - 1.3%
Culp	31,474	961,531
Vera Bradley [1]	135,000	1,432,350

		2,393,881

Total		27,651,544

Consumer Staples – 1.8%
Beverages - 0.6%
Primo Water [1]	96,400	1,128,844

Food Products - 1.2%
Farmer Bros. [1]	36,800	1,111,360
John B. Sanfilippo & Son	20,900	1,209,483

		2,320,843

Total		3,449,687

Energy – 5.9%
Energy Equipment & Services - 4.5%
Basic Energy Services [1]	56,000	808,640
Gulf Island Fabrication	96,518	685,278
Independence Contract Drilling [1]	308,986	1,167,967
Natural Gas Services Group [1]	59,587	1,421,150
Newpark Resources [1]	171,800	1,391,580
Profire Energy [1]	593,612	1,620,561
Total Energy Services	120,200	1,282,842

		8,378,018

Oil, Gas & Consumable Fuels - 1.4%
Ardmore Shipping [1]	213,875	1,625,450
Panhandle Oil and Gas Cl. A	55,800	1,076,940

		2,702,390

Total		11,080,408

Financials – 16.5%
Banks - 6.5%
Allegiance Bancshares [1]	31,200	1,221,480
Blue Hills Bancorp	79,600	1,659,660
Brookline Bancorp	65,700	1,064,340
Caribbean Investment Holdings [1]	1,858,138	521,509
County Bancorp	52,400	1,530,604
First Connecticut Bancorp	40,500	1,036,800
HarborOne Bancorp [1]	80,400	1,419,864
Midway Investments [1,3]	1,858,170	0
Stewardship Financial	94,500	1,058,400
TriState Capital Holdings [1]	53,157	1,235,900
Two River Bancorp	71,600	1,292,380

		12,040,937

Capital Markets - 4.3%
B. Riley Financial	45,300	883,350
Canaccord Genuity Group	308,800	1,661,027
GAIN Capital Holdings	145,500	982,125
Gluskin Sheff + Associates	122,400	1,385,176
Silvercrest Asset Management Group Cl. A	108,400	1,647,680
Westwood Holdings Group	26,772	1,512,350

		8,071,708

Diversified Financial Services - 0.5%
Waterloo Investment Holdings [1,3]	2,760,000	828,000

Insurance - 0.8%
Atlas Financial Holdings [1]	48,200	498,870
Blue Capital Reinsurance Holdings	82,000	1,000,400

		1,499,270

Thrifts & Mortgage Finance - 4.4%
Beneficial Bancorp	60,200	936,110
Federal Agricultural Mortgage	20,000	1,740,400
Meridian Bancorp	57,100	1,150,565
PCSB Financial [1]	71,300	1,495,874
Territorial Bancorp	47,400	1,405,884
Western New England Bancorp	140,900	1,500,585

		8,229,418

Total		30,669,333

Health Care – 9.8%
Biotechnology - 2.2%
BioSpecifics Technologies [1]	32,600	1,445,484
Progenics Pharmaceuticals [1]	180,000	1,342,800
Zealand Pharma [1]	92,300	1,426,212

		4,214,496

Health Care Equipment & Supplies - 4.4%
AtriCure [1]	87,500	1,795,500
Chembio Diagnostics [1,4]	90,553	724,424
CryoLife [1]	94,255	1,889,813
OrthoPediatrics Corporation [1,4]	38,400	578,304
Surmodics [1]	39,422	1,500,007
Tactile Systems Technology [1,4]	53,500	1,701,300

		8,189,348

Life Sciences Tools & Services - 1.5%
Harvard Bioscience [1]	334,479	1,672,395
NeoGenomics [1,4]	104,200	850,272
Quanterix Corporation [1]	12,800	218,112

		2,740,779

Pharmaceuticals - 1.7%
BioDelivery Sciences International [1]	381,600	858,600
Corium International [1,4]	122,464	1,404,662
Paratek Pharmaceuticals [1]	64,600	839,800
Synergetics USA (Rights) [1,3]	196,684	0

		3,103,062

Total		18,247,685

Industrials – 21.6%
Aerospace & Defense - 1.6%
Astronics Corporation [1]	30,340	1,131,682
CPI Aerostructures [1]	181,418	1,768,825

		2,900,507

Commercial Services & Supplies - 1.9%
Acme United	46,100	960,724
Heritage-Crystal Clean [1]	50,674	1,193,373
Viad Corporation	24,800	1,300,760

		3,454,857

Construction & Engineering - 0.8%
Northwest Pipe [1]	87,400	1,512,020

Electrical Equipment - 2.0%
American Superconducter [1,4]	171,100	995,802
Encore Wire	34,400	1,950,480
LSI Industries	89,236	723,704

		3,669,986

Industrial Conglomerates - 0.6%
Raven Industries	33,700	1,181,185

Machinery - 8.0%
Alimak Group	87,200	1,327,266
Exco Technologies	161,900	1,142,291
FreightCar America [1]	82,009	1,098,921
Global Brass and Copper Holdings	40,900	1,368,105
Graham Corporation	69,888	1,497,001
Greenbrier Companies (The)	22,400	1,125,600
Kadant	18,376	1,736,532
Kornit Digital [1,4]	98,000	1,264,200
Lindsay Corporation	17,400	1,591,056
Lydall [1]	34,700	1,674,275
Sun Hydraulics	21,800	1,167,608

		14,992,855

Marine - 0.9%
Clarkson	39,700	1,683,362

Professional Services - 4.8%
CRA International	26,683	1,395,254
GP Strategies [1]	56,118	1,271,073
Heidrick & Struggles International	61,400	1,918,750
Kforce	53,158	1,437,924
Navigant Consulting [1]	61,900	1,190,956
Resources Connection	106,752	1,729,382

		8,943,339

Road & Rail - 1.0%
Marten Transport	81,355	1,854,894

Total		40,193,005

Information Technology – 19.6%
Communications Equipment - 0.9%
Digi International [1]	79,200	815,760
EMCORE Corporation [1]	143,700	819,090

		1,634,850

Electronic Equipment, Instruments & Components - 5.4%
Airgain [1,4]	65,700	508,518
CUI Global [1]	321,474	835,832
ePlus [1]	15,834	1,230,302
Fabrinet [1]	46,749	1,466,984
Mesa Laboratories	8,900	1,321,116
Novanta [1]	25,942	1,352,875
PC Connection	62,800	1,570,000
Vishay Precision Group [1]	57,600	1,794,240

		10,079,867

Internet Software & Services - 1.6%
Amber Road [1]	148,800	1,324,320
QuinStreet [1]	134,404	1,716,339

		3,040,659

IT Services - 1.4%
Cass Information Systems	24,380	1,450,854
Computer Task Group [1]	143,910	1,178,623

		2,629,477

Semiconductors & Semiconductor Equipment - 6.1%
Brooks Automation	44,000	1,191,520
Everspin Technologies [1,4]	97,900	739,145
Nanometrics [1]	54,400	1,463,360
NeoPhotonics Corporation [1]	230,700	1,580,295
Photronics [1]	189,700	1,565,025
Rudolph Technologies [1]	58,351	1,616,323
Silicon Motion Technology ADR	28,100	1,352,172
Ultra Clean Holdings [1]	64,800	1,247,400
Xcerra Corporation [1]	56,200	654,730

		11,409,970

Software - 3.0%
Attunity [1]	210,565	1,579,237
Computer Modelling Group	125,400	904,231
QAD Cl. A	55,300	2,303,245
SeaChange International [1]	309,107	837,680

		5,624,393

Technology Hardware, Storage & Peripherals - 1.2%
AstroNova	25,200	390,600
Intevac [1]	127,700	881,130
Super Micro Computer [1]	51,246	871,182

		2,142,912

Total		36,562,128

Materials – 5.1%
Chemicals - 2.0%
FutureFuel Corporation	73,800	884,862
Quaker Chemical	7,660	1,134,676
Trecora Resources [1]	121,400	1,651,040

		3,670,578

Construction Materials - 0.6%
U.S. Concrete [1]	17,300	1,044,920

Metals & Mining - 2.5%
Haynes International	46,530	1,726,728
Major Drilling Group International [1]	241,700	1,249,445
McEwen Mining	247,704	515,224
Schnitzer Steel Industries Cl. A	38,800	1,255,180

		4,746,577

Total		9,462,075

Real Estate – 2.4%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Community Healthcare Trust	55,300	1,423,422

Real Estate Management & Development - 1.6%
FRP Holdings [1]	23,975	1,342,600
Marcus & Millichap [1]	47,900	1,727,274

		3,069,874

Total		4,493,296

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.6%
ORBCOMM [1]	120,700	1,130,959

Total		1,130,959

TOTAL COMMON STOCKS
(Cost $141,348,619)		182,940,120

REPURCHASE AGREEMENT – 2.3%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $4,282,133 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $4,369,727)
(Cost $4,282,000)		4,282,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.9%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $3,481,490)		3,481,490

TOTAL INVESTMENTS – 102.4%
(Cost $149,112,109)		190,703,610

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.4)%		(4,539,311)

NET ASSETS – 100.0%		$186,164,299

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
MARCH 31, 2018 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 95.2%

Consumer Discretionary – 4.6%
Diversified Consumer Services - 0.6%
K12 [1]	20,000	$283,600

Hotels, Restaurants & Leisure - 0.8%
Del Taco Restaurants [1]	27,500	284,900
YogaWorks [1]	22,000	61,600

		346,500

Household Durables - 2.8%
Beazer Homes USA [1]	23,526	375,240
Dixie Group [1]	27,100	74,525
Libbey	20,000	97,800
New Home [1]	62,263	689,874

		1,237,439

Textiles, Apparel & Luxury Goods - 0.4%
Vince Holding [1]	17,801	159,319

Total		2,026,858

Consumer Staples – 1.9%
Food Products - 1.9%
Farmer Bros. [1]	14,001	422,830
Landec Corporation [1]	30,528	398,391

Total		821,221

Energy – 7.1%
Energy Equipment & Services - 6.0%
Aspen Aerogels [1]	78,108	333,521
Basic Energy Services [1]	38,657	558,207
Helix Energy Solutions Group [1]	18,083	104,701
Independence Contract Drilling [1]	18,400	69,552
Mammoth Energy Services [1]	13,071	419,056
Newpark Resources [1]	71,000	575,100
Ranger Energy Services Cl. A [1]	67,179	546,837

		2,606,974

Oil, Gas & Consumable Fuels - 1.1%
HighPoint Resources [1]	40,000	203,200
StealthGas [1]	75,000	300,750

		503,950

Total		3,110,924

Financials – 11.2%
Banks - 3.4%
Old Line Bancshares	22,022	726,726
Renasant Corporation	900	38,304
State Bank Financial	16,000	480,160
TriState Capital Holdings [1]	11,041	256,703

		1,501,893

Capital Markets - 2.7%
B. Riley Financial	23,028	449,046
Hamilton Lane Cl. A	20,000	744,600

		1,193,646

Insurance - 2.9%
HCI Group	14,733	562,211
Heritage Insurance Holdings	46,500	704,940

		1,267,151

Thrifts & Mortgage Finance - 2.2%
BofI Holding [1]	10,000	405,300
NMI Holdings Cl. A [1]	33,563	555,468

		960,768

Total		4,923,458

Health Care – 15.5%
Biotechnology - 3.0%
CareDx [1]	162,531	1,295,372

Health Care Equipment & Supplies - 4.4%
Accuray [1]	140,000	700,000
GenMark Diagnostics [1]	67,500	367,200
Invuity [1]	75,580	290,983
SeaSpine Holdings [1]	56,699	574,928

		1,933,111

Health Care Providers & Services - 6.5%
BioScrip [1]	198,000	487,080
Civitas Solutions [1]	34,488	531,115
Cross Country Healthcare [1]	45,771	508,516
Fulgent Genetics [1]	67,911	270,285
Surgery Partners [1]	60,000	1,029,000

		2,825,996

Health Care Technology - 1.6%
Castlight Health Cl. B [1]	197,509	720,908

Total		6,775,387

Industrials – 20.2%
Aerospace & Defense - 3.8%
Ducommun [1]	33,513	1,018,125
KEYW Holding Corporation [1]	62,545	491,604
Kratos Defense & Security Solutions [1]	17,511	180,188

		1,689,917

Air Freight & Logistics - 1.4%
Atlas Air Worldwide Holdings [1]	10,000	604,500

Building Products - 1.2%
PGT Innovations [1]	27,670	516,045

Construction & Engineering - 2.4%
Ameresco Cl. A [1]	69,749	906,737
Great Lakes Dredge & Dock [1]	30,005	138,023

		1,044,760

Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises [1]	40,000	174,800
Babcock & Wilcox Enterprises (Rights) [1,3]	40,000	76,720
Power Solutions International [1,2]	8,088	59,851

		311,371

Machinery - 6.3%
Commercial Vehicle Group [1]	100,700	780,425
FreightCar America [1]	15,328	205,395
Gencor Industries [1]	46,056	741,502
Park-Ohio Holdings	11,609	451,010
Spartan Motors	33,031	568,133

		2,746,465

Marine - 1.2%
Diana Shipping [1]	92,500	338,550
Scorpio Bulkers	26,000	183,300

		521,850

Road & Rail - 2.1%
Celadon Group	131,000	484,700
YRC Worldwide [1]	47,500	419,425

		904,125

Trading Companies & Distributors - 1.1%
CAI International [1]	16,000	340,160
General Finance [1]	21,277	154,258

		494,418

Total		8,833,451

Information Technology – 24.0%
Communications Equipment - 5.7%
Aerohive Networks [1]	102,000	412,080
Comtech Telecommunications	23,015	687,918
EMCORE Corporation [1]	24,798	141,349
Quantenna Communications [1]	51,500	705,550
Ribbon Communications [1]	105,000	535,500

		2,482,397

Electronic Equipment, Instruments & Components - 3.6%
Electro Scientific Industries [1]	37,000	715,210
KEMET Corporation [1]	44,652	809,541
LightPath Technologies Cl. A [1]	12,500	27,500

		1,552,251

Internet Software & Services - 5.4%
Amber Road [1]	93,446	831,669
eGain Corporation [1]	116,585	926,851
Limelight Networks [1]	47,566	195,496
Telaria [1]	112,283	422,184

		2,376,200

Semiconductors & Semiconductor Equipment - 8.2%
Alpha & Omega Semiconductor [1]	42,931	663,284
AXT [1]	79,023	572,917
FormFactor [1]	19,040	259,896
Ichor Holdings [1]	25,375	614,329
Kopin Corporation [1]	106,955	333,699
NeoPhotonics Corporation [1]	55,000	376,750
Rudolph Technologies [1]	17,003	470,983
Ultra Clean Holdings [1]	16,500	317,625

		3,609,483

Software - 0.8%
A10 Networks [1]	10,097	58,765
Datawatch Corporation [1]	34,877	301,686

		360,451

Technology Hardware, Storage & Peripherals - 0.3%
Intevac [1]	21,503	148,371

Total		10,529,153

Materials – 9.0%
Chemicals - 2.8%
Intrepid Potash [1]	182,349	663,750
Kraton Corporation [1]	12,076	576,146

		1,239,896

Construction Materials - 2.2%
Forterra [1]	113,000	940,160

Metals & Mining - 4.0%
Haynes International	14,349	532,491
Synalloy Corporation	22,790	327,037
Universal Stainless & Alloy Products [1]	32,080	882,200

		1,741,728

Total		3,921,784

Real Estate – 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Armada Hoffler Properties	23,000	314,870

Total		314,870

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 1.0%
Ooma [1]	31,000	337,900
Windstream Holdings [1]	86,863	122,477

Total		460,377

TOTAL COMMON STOCKS
(Cost $34,329,259)		41,717,483

REPURCHASE AGREEMENT – 4.7%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $2,034,063 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $2,078,285)
(Cost $2,034,000)		2,034,000

TOTAL INVESTMENTS – 99.9%
(Cost $36,363,259)		43,751,483

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		53,458

NET ASSETS – 100.0%		$43,804,941

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 92.4%

Consumer Discretionary – 14.5%
Auto Components - 3.8%
American Axle & Manufacturing Holdings [1,4]	524,245	$7,979,009
Cooper Tire & Rubber	249,064	7,297,575
Dana	384,835	9,913,350
Modine Manufacturing [1]	408,910	8,648,446
Tower International	387,467	10,752,209
VOXX International Cl. A [1]	861,063	4,262,262

		48,852,851

Diversified Consumer Services - 0.7%
Houghton Mifflin Harcourt [1]	716,893	4,982,406
K12 [1]	295,494	4,190,105

		9,172,511

Hotels, Restaurants & Leisure - 1.3%
Belmond Cl. A [1]	428,462	4,777,351
Carrols Restaurant Group [1]	346,356	3,879,187
Del Taco Restaurants [1]	270,337	2,800,692
El Pollo Loco Holdings [1,4]	218,338	2,074,211
Jamba [1,4]	321,991	2,759,463

		16,290,904

Household Durables - 2.5%
Beazer Homes USA [1]	303,001	4,832,866
Dixie Group [1]	702,921	1,933,033
Ethan Allen Interiors	188,943	4,336,242
Hamilton Beach Brands Holding
Company Cl. A	67,404	1,430,313
Libbey	549,568	2,687,387
M.D.C. Holdings	195,108	5,447,415
M/I Homes [1]	150,748	4,801,324
TRI Pointe Group [1,4]	170,006	2,793,199
William Lyon Homes Cl. A [1]	113,719	3,126,135

		31,387,914

Leisure Products - 0.1%
Clarus Corporation [1]	181,364	1,224,207

Media - 0.4%
Entravision Communications Cl. A	256,097	1,203,656
McClatchy Company (The) Cl. A [1]	253,454	2,344,449
New York Times Cl. A	79,301	1,911,154

		5,459,259

Multiline Retail - 0.4%
Fred’s Cl. A [1,4]	384,725	1,150,328
J.C. Penney Company [1,4]	910,118	2,748,556
Tuesday Morning [1,4]	244,041	963,962

		4,862,846

Specialty Retail - 3.7%
American Eagle Outfitters	289,333	5,766,407
Ascena Retail Group [1,4]	837,787	1,683,952
Barnes & Noble	212,393	1,051,345
bebe stores [1,2,4]	151,394	938,643
Caleres	84,996	2,855,865
Conn’s [1,4]	97,770	3,324,180
DSW Cl. A	330,222	7,416,786
Francesca’s Holdings [1]	189,700	910,560
Genesco [1]	111,466	4,525,519
Guess?	133,626	2,771,403
MarineMax [1]	111,242	2,163,657
New York & Company [1]	160,823	543,582
Rent-A-Center [1]	136,736	1,180,032
Sally Beauty Holdings [1,4]	319,828	5,261,171
Sears Hometown and Outlet Stores [1]	265,885	797,655
Stage Stores	829,433	1,808,164
Williams-Sonoma	66,326	3,499,360

		46,498,281

Textiles, Apparel & Luxury Goods - 1.6%
Perry Ellis International [1]	174,855	4,511,259
Skechers U.S.A. Cl. A [1]	182,243	7,087,430
Unifi [1]	192,119	6,964,314
Vince Holding [1,4]	191,585	1,714,686

		20,277,689

Total		184,026,462

Consumer Staples – 1.9%
Food & Staples Retailing - 1.0%
Natural Grocers by Vitamin Cottage [1]	300,604	2,152,325
SUPERVALU [1,4]	414,449	6,312,058
United Natural Foods [1,4]	97,954	4,206,145

		12,670,528

Food Products - 0.6%
Landec Corporation [1]	441,914	5,766,977
SunOpta [1]	202,227	1,435,812

		7,202,789

Personal Products - 0.3%
Avon Products [1]	1,422,906	4,041,053

Total		23,914,370

Energy – 7.3%
Energy Equipment & Services - 3.0%
Aspen Aerogels [1]	302,054	1,289,770
Basic Energy Services [1]	455,793	6,581,651
Independence Contract Drilling [1,4]	547,251	2,068,609
Mammoth Energy Services [1]	55,312	1,773,303
Matrix Service [1]	411,687	5,640,112
Newpark Resources [1]	1,013,199	8,206,912
Patterson-UTI Energy	392,185	6,867,159
Ranger Energy Services Cl. A [1,4]	90,487	736,564
U.S. Silica Holdings	177,398	4,527,197

		37,691,277

Oil, Gas & Consumable Fuels - 4.3%
Ardmore Shipping [1]	597,896	4,544,010
Bonanza Creek Energy [1]	261,399	7,243,366
Dorian LPG [1,4]	679,914	5,092,556
GasLog	191,704	3,153,531
GasLog Partners L.P.	173,104	4,033,323
Gener8 Maritime [1]	440,483	2,488,729
HighPoint Resources [1,4]	504,975	2,565,273
Matador Resources [1]	214,921	6,428,287
Pengrowth Energy [1,4]	1,702,677	1,088,011
Scorpio Tankers	755,040	1,479,879
StealthGas [1]	881,819	3,536,094
Stone Energy [1,4]	213,164	7,908,384
Whiting Petroleum [1,4]	168,079	5,687,793

		55,249,236

Total		92,940,513

Financials – 6.7%
Banks - 3.4%
Boston Private Financial Holdings	303,666	4,570,173
CenterState Bank	269,466	7,148,933
Franklin Financial Network [1]	33,900	1,105,140
Guaranty Bancorp	137,767	3,905,694
Hilltop Holdings	237,699	5,576,419
Old Line Bancshares	38,492	1,270,236
Renasant Corporation	25,600	1,089,536
Southern National Bancorp of Virginia	178,490	2,827,282
State Bank Financial	328,926	9,871,069
Umpqua Holdings	253,482	5,427,050

		42,791,532

Capital Markets - 0.3%
B. Riley Financial	197,994	3,860,883

Consumer Finance - 0.5%
Enova International [1]	270,592	5,966,554

Insurance - 1.7%
Aspen Insurance Holdings	160,004	7,176,180
HCI Group	69,946	2,669,139
Heritage Insurance Holdings	216,607	3,283,762
MBIA [1]	905,600	8,385,856

		21,514,937

Investment Companies - 0.1%
BlackRock Resources & Commodities
Strategy Trust	235,329	2,089,721

Thrifts & Mortgage Finance - 0.7%
MGIC Investment [1]	226,572	2,945,436
Radian Group	203,798	3,880,314
Walker & Dunlop	33,120	1,967,990

		8,793,740

Total		85,017,367

Health Care – 6.1%
Health Care Equipment & Supplies - 2.6%
Accuray [1,4]	692,802	3,464,010
Analogic Corporation	91,249	8,750,779
AngioDynamics [1]	456,221	7,869,812
Invacare Corporation	615,516	10,709,978
RTI Surgical [1]	371,841	1,710,469

		32,505,048

Health Care Providers & Services - 2.2%
Acadia Healthcare Company [1,4]	103,679	4,062,143
Aceto Corporation	418,524	3,180,782
BioScrip [1,4]	652,245	1,604,523
Brookdale Senior Living [1,4]	528,409	3,545,624
Community Health Systems [1]	286,414	1,134,200
Cross Country Healthcare [1,4]	328,713	3,652,001
Owens & Minor	282,423	4,391,678
Surgery Partners [1,4]	405,272	6,950,415

		28,521,366

Health Care Technology - 0.7%
Allscripts Healthcare Solutions [1]	643,804	7,950,980
Castlight Health Cl. B [1,4]	196,697	717,944

		8,668,924

Pharmaceuticals - 0.6%
Mallinckrodt [1,4]	530,296	7,678,686

Total		77,374,024

Industrials – 22.9%
Aerospace & Defense - 3.7%
Aerojet Rocketdyne Holdings [1]	333,854	9,337,896
Ducommun [1]	56,725	1,723,305
Engility Holdings [1]	254,350	6,206,140
KEYW Holding Corporation [1]	667,029	5,242,848
KLX [1]	61,195	4,348,517
Kratos Defense & Security Solutions [1]	741,517	7,630,210
Triumph Group	132,901	3,349,105
Wesco Aircraft Holdings [1]	868,618	8,903,335

		46,741,356

Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings [1,4]	155,004	9,369,992

Building Products - 2.4%
Builders FirstSource [1]	105,995	2,102,941
Griffon Corporation	358,147	6,536,183
Insteel Industries	183,811	5,078,698
NCI Building Systems [1]	344,518	6,097,969
PGT Innovations [1]	255,730	4,769,364
Quanex Building Products	307,158	5,344,549

		29,929,704

Commercial Services & Supplies - 1.7%
Herman Miller	200,024	6,390,767
Interface	175,896	4,432,579
Steelcase Cl. A	359,601	4,890,574
Team [1]	410,886	5,649,682

		21,363,602

Construction & Engineering - 2.1%
Aegion Corporation [1]	315,385	7,225,470
Granite Construction	50,161	2,801,993
Great Lakes Dredge & Dock [1,4]	366,516	1,685,974
Layne Christensen [1]	560,081	8,356,409
Northwest Pipe [1]	402,320	6,960,136

		27,029,982

Electrical Equipment - 0.7%
Babcock & Wilcox Enterprises [1,4]	223,051	974,733
Babcock & Wilcox Enterprises (Rights) [1,3,4]	269,422	516,751
Encore Wire	81,776	4,636,699
General Cable	18,314	542,095
Power Solutions International [1,2]	149,243	1,104,398
Revolution Lighting Technologies [1,4]	483,961	1,659,986

		9,434,662

Machinery - 8.8%
Astec Industries	131,835	7,274,655
Commercial Vehicle Group [1]	818,846	6,346,056
DMC Global	297,744	7,964,652
Federal Signal	241,974	5,328,267
FreightCar America [1]	389,787	5,223,146
Hurco Companies	157,996	7,252,016
Hyster-Yale Materials Handling Cl. A	120,506	8,426,985
Meritor [1]	441,610	9,079,502
Milacron Holdings [1]	329,684	6,639,836
Mueller Industries	309,737	8,102,720
Mueller Water Products Cl. A	877,672	9,540,295
NN	327,722	7,865,328
Spartan Motors	448,216	7,709,315
TriMas Corporation [1]	304,310	7,988,137
Westport Fuel Systems [1]	2,902,440	6,356,344

		111,097,254

Marine - 0.5%
Diana Shipping [1]	601,677	2,202,138
Navios Maritime Holdings [1]	960,617	862,538
Scorpio Bulkers	547,183	3,857,640

		6,922,316

Road & Rail - 0.3%
Celadon Group	212,831	787,475
Hertz Global Holdings [1,4]	175,665	3,486,950

		4,274,425

Trading Companies & Distributors - 2.0%
CAI International [1,4]	210,616	4,477,696
Herc Holdings [1]	133,198	8,651,210
Textainer Group Holdings [1,4]	251,709	4,266,468
Univar [1,4]	273,352	7,585,518

		24,980,892

Total		291,144,185

Information Technology – 23.5%
Communications Equipment - 4.8%
Aerohive Networks [1,4]	589,505	2,381,600
ARRIS International [1]	329,161	8,745,808
Aviat Networks [1]	188,881	3,165,645
Ciena Corporation [1,4]	445,273	11,532,571
Comtech Telecommunications	545,508	16,305,234
EMCORE Corporation [1]	454,025	2,587,942
Extreme Networks [1]	387,351	4,287,976
Finisar Corporation [1,4]	317,507	5,019,786
Harmonic [1]	690,082	2,622,312
PCTEL	103,391	742,347
Ribbon Communications [1]	477,470	2,435,097
Westell Technologies Cl. A [1]	268,339	898,936

		60,725,254

Electronic Equipment, Instruments & Components - 7.5%
Benchmark Electronics	117,903	3,519,405
CUI Global [1]	499,557	1,298,848
Daktronics	253,510	2,233,423
Echelon Corporation [1]	189,229	870,453
Fabrinet [1]	364,764	11,446,294
Frequency Electronics [1]	187,032	1,636,530
Identiv [1]	522,994	1,955,998
II-VI [1]	177,568	7,262,531
KEMET Corporation [1]	609,437	11,049,093
Knowles Corporation [1,4]	523,955	6,596,593
Maxwell Technologies [1]	685,673	4,066,041
Park Electrochemical	164,466	2,769,607
PCM [1]	228,513	1,896,658
Perceptron [1]	351,887	3,008,634
Sanmina Corporation [1]	300,434	7,856,349
SigmaTron International [1]	209,462	1,214,880
TTM Technologies [1]	478,757	7,320,195
VeriFone Systems [1]	377,194	5,801,244
Vishay Intertechnology	548,383	10,199,924
Vishay Precision Group [1]	87,036	2,711,171

		94,713,871

Internet Software & Services - 1.4%
Amber Road [1]	224,517	1,998,201
Blucora [1]	285,145	7,014,567
Leaf Group [1]	311,172	2,193,763
Limelight Networks [1]	203,596	836,779
Marin Software [1]	88,501	588,532
QuinStreet [1]	78,831	1,006,672
Telaria [1]	774,384	2,911,684
Web.com Group [1,4]	74,502	1,348,486

		17,898,684

IT Services - 1.1%
Computer Task Group [1]	365,652	2,994,690
Perficient [1]	109,437	2,508,296
Unisys Corporation [1]	774,124	8,321,833

		13,824,819

Semiconductors & Semiconductor Equipment - 6.7%
Alpha & Omega Semiconductor [1]	396,334	6,123,360
Amtech Systems [1]	309,470	2,265,320
AXT [1]	434,091	3,147,160
Brooks Automation	84,820	2,296,926
Cohu	116,176	2,649,974
Cree [1,4]	170,378	6,867,937
CyberOptics Corporation [1]	168,107	3,025,926
Cypress Semiconductor	614,461	10,421,259
FormFactor [1]	308,441	4,210,220
Kopin Corporation [1]	917,420	2,862,350
Kulicke & Soffa Industries [1]	449,560	11,243,496
MaxLinear [1]	292,971	6,665,090
Microsemi Corporation [1]	49,639	3,212,636
Nanometrics [1]	141,912	3,817,433
NeoPhotonics Corporation [1]	779,460	5,339,301
Rudolph Technologies [1]	105,451	2,920,993
Synaptics [1,4]	82,595	3,777,069
Ultra Clean Holdings [1]	106,027	2,041,020
Veeco Instruments [1]	157,887	2,684,079

		85,571,549

Software - 0.2%
A10 Networks [1]	394,006	2,293,115
Rubicon Project [1]	362,266	652,079

		2,945,194

Technology Hardware, Storage & Peripherals - 1.8%
Avid Technology [1]	500,906	2,274,113
Cray [1,4]	352,544	7,297,661
Intevac [1]	533,827	3,683,406
Stratasys [1,4]	252,026	5,085,885
3D Systems [1,4]	329,662	3,820,782

		22,161,847

Total		297,841,218

Materials – 8.2%
Chemicals - 1.1%
Ferro Corporation [1]	394,084	9,150,631
Kraton Corporation [1]	106,369	5,074,865

		14,225,496

Construction Materials - 0.4%
Forterra [1,4]	632,179	5,259,729

Metals & Mining - 6.3%
AK Steel Holding Corporation [1,4]	922,085	4,177,045
Allegheny Technologies [1,4]	501,539	11,876,444
Carpenter Technology	262,099	11,563,808
Century Aluminum [1]	114,914	1,900,678
Cleveland-Cliffs [1,4]	409,152	2,843,606
Coeur Mining [1]	494,885	3,959,080
Commercial Metals	460,809	9,428,152
Constellium Cl. A [1]	199,859	2,168,470
Haynes International	256,825	9,530,776
Hecla Mining	623,048	2,286,586
Major Drilling Group International [1]	139,728	722,310
Noranda Aluminum Holding Corporation [1,2]	488,157	19,526
Synalloy Corporation	346,502	4,972,304
TimkenSteel Corporation [1,4]	590,766	8,973,736
Universal Stainless & Alloy Products [1,4]	165,925	4,562,937

		78,985,458

Paper & Forest Products - 0.4%
Louisiana-Pacific Corporation	175,251	5,041,971

Total		103,512,654

Real Estate – 0.3%
Real Estate Management & Development - 0.3%
Tejon Ranch [1]	189,606	4,381,795

Total		4,381,795

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.8%
Iridium Communications [1,4]	607,393	6,833,171
Ooma [1]	142,959	1,558,253
Windstream Holdings [1,4]	1,180,942	1,665,128

Total		10,056,552

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	287,417	2,716,091

Total		2,716,091

TOTAL COMMON STOCKS
(Cost $1,068,087,008)		1,172,925,231

REPURCHASE AGREEMENT – 8.1%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $102,016,174 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 10/5/22-11/30/22, valued at
$104,056,177)
(Cost $102,013,000)		102,013,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.4%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $30,805,921)		30,805,921

TOTAL INVESTMENTS – 102.9%
(Cost $1,200,905,929)		1,305,744,152

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.9)%		(36,507,293)

NET ASSETS – 100.0%		$1,269,236,859

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.3%

Consumer Discretionary – 8.4%
Auto Components - 2.2%
Cooper Tire & Rubber	56,038	$1,641,913
Dorman Products [1]	94,406	6,250,621
Fox Factory Holding [1,4]	39,994	1,395,791
Gentex Corporation	301,131	6,932,036
LCI Industries	90,445	9,419,847
Motorcar Parts of America [1,4]	64,493	1,382,085
Standard Motor Products	100,248	4,768,797
Stoneridge [1]	223,392	6,165,619
STRATTEC SECURITY	159,187	5,786,448
Superior Industries International	46,200	614,460
Unique Fabricating	56,052	473,079

		44,830,696

Automobiles - 0.5%
Thor Industries	36,682	4,224,666
Winnebago Industries	164,174	6,172,942

		10,397,608

Distributors - 1.1%
Core-Mark Holding Company	325,243	6,914,666
Weyco Group	434,160	14,587,776

		21,502,442

Hotels, Restaurants & Leisure - 0.2%
Cheesecake Factory	25,656	1,237,133
Lindblad Expeditions Holdings [1]	332,116	3,410,831
Red Lion Hotels [1]	22,700	221,325

		4,869,289

Household Durables - 1.3%
AV Homes [1]	23,528	436,444
Bassett Furniture Industries	69,810	2,118,733
Ethan Allen Interiors	371,194	8,518,902
Flexsteel Industries	71,389	2,825,577
La-Z-Boy	129,747	3,885,923
PICO Holdings	534,791	6,123,357
TopBuild Corporation [1]	31,000	2,372,120

		26,281,056

Leisure Products - 0.2%
MCBC Holdings [1]	133,984	3,376,397
Nautilus [1]	81,136	1,091,279

		4,467,676

Media - 0.4%
E.W. Scripps Company Cl. A	112,062	1,343,623
Liberty Latin America Cl. C [1,4]	88,151	1,682,803
Saga Communications Cl. A	120,308	4,481,473

		7,507,899

Specialty Retail - 2.2%
American Eagle Outfitters	265,307	5,287,569
America’s Car-Mart [1]	258,064	13,019,329
AutoCanada	214,601	3,704,526
Barnes & Noble	77,048	381,388
Caleres	139,152	4,675,507
DSW Cl. A	215,622	4,842,870
Hibbett Sports [1,4]	13,796	330,414
Kirkland’s [1]	28,670	277,812
Monro	109,176	5,851,834
Shoe Carnival	251,514	5,986,033

		44,357,282

Textiles, Apparel & Luxury Goods - 0.3%
Movado Group	97,675	3,750,720
Steven Madden	59,769	2,623,859

		6,374,579

Total		170,588,527

Consumer Staples – 1.9%
Food & Staples Retailing - 0.3%
Village Super Market Cl. A	190,005	5,010,432

Food Products - 1.0%
Cal-Maine Foods [1]	94,441	4,127,072
Farmer Bros. [1,4]	43,705	1,319,891
Industrias Bachoco ADR	62,525	3,873,424
John B. Sanfilippo & Son	17,291	1,000,630
Lancaster Colony	21,072	2,594,806
Nomad Foods [1,4]	143,233	2,254,487
Seneca Foods Cl. A [1]	96,264	2,666,513
Seneca Foods Cl. B [1]	6,448	179,577
Tootsie Roll Industries	88,631	2,610,175

		20,626,575

Personal Products - 0.6%
Inter Parfums	259,241	12,223,213

Total		37,860,220

Energy – 4.1%
Energy Equipment & Services - 3.7%
Era Group [1]	338,963	3,169,304
Forum Energy Technologies [1,4]	131,957	1,451,527
Frank’s International [1]	181,742	986,859
Helmerich & Payne	60,407	4,020,690
Mammoth Energy Services [1,4]	55,547	1,780,837
Natural Gas Services Group [1]	21,818	520,359
Newpark Resources [1]	88,696	718,438
Oil States International [1]	70,055	1,835,441
Pason Systems	1,047,968	14,031,473
RPC	246,512	4,444,611
SEACOR Holdings [1]	243,551	12,445,456
SEACOR Marine Holdings [1,4]	493,470	9,385,799
TGS-NOPEC Geophysical	660,820	16,121,963
Unit Corporation [1]	222,794	4,402,410

		75,315,167

Oil, Gas & Consumable Fuels - 0.4%
Centennial Resource Development Cl. A [1]	11,240	206,254
San Juan Basin Royalty Trust	185,484	1,465,324
World Fuel Services	263,170	6,460,823

		8,132,401

Total		83,447,568

Financials – 14.7%
Banks - 4.9%
Ames National	22,785	626,587
Bar Harbor Bankshares	13,804	382,647
Blue Hills Bancorp	101,236	2,110,771
BOK Financial	144,423	14,296,433
Camden National	99,347	4,420,942
City Holding Company	36,013	2,469,051
CNB Financial	195,408	5,684,419
Codorus Valley Bancorp	25,661	721,587
County Bancorp	12,918	377,335
FCB Financial Holdings Cl. A [1]	51,413	2,627,204
Fidelity Southern	77,048	1,777,497
First Citizens BancShares Cl. A	70,666	29,202,018
Heartland Financial USA	38,302	2,031,921
Independent Bank Group	28,865	2,040,756
Landmark Bancorp	21,317	618,193
Live Oak Bancshares	48,919	1,359,948
MidWestOne Financial Group	128,043	4,262,551
National Bankshares	84,313	3,798,301
Northrim BanCorp	89,288	3,084,900
Popular	210,179	8,747,650
Unity Bancorp	43,357	953,854
Webster Financial	149,888	8,303,795

		99,898,360

Capital Markets - 5.4%
Ares Management L.P.	328,131	7,022,003
Artisan Partners Asset Management Cl. A	202,175	6,732,428
Bolsa Mexicana de Valores	2,965,106	5,667,904
Cohen & Steers	39,204	1,594,035
Diamond Hill Investment Group	52,002	10,741,533
Federated Investors Cl. B	236,927	7,913,362
Greenhill & Co.	11,109	205,517
Houlihan Lokey Cl. A	140,369	6,260,457
Lazard Cl. A	86,941	4,569,619
Moelis & Company Cl. A	70,640	3,592,044
Morningstar	83,837	8,008,110
Reinet Investments	213,721	3,786,810
Reinet Investments DR [1]	116,469	2,262,920
Rothschild & Co	116,869	4,304,573
SEI Investments	208,300	15,603,753
Sprott	2,397,253	5,786,826
Virtu Financial Cl. A	308,226	10,171,458
Westwood Holdings Group	96,214	5,435,129

		109,658,481

Consumer Finance - 0.1%
Nelnet Cl. A	17,218	902,395

Diversified Financial Services - 0.0%
ECN Capital	48,438	129,334
FGL Holdings [1,4]	38,200	387,730

		517,064

Insurance - 2.4%
Ambac Financial Group [1,4]	27,667	433,818
E-L Financial	33,157	20,794,703
James River Group Holdings	110,725	3,927,416
Kingstone Companies	84,197	1,414,510
MBIA [1]	709,528	6,570,229
ProAssurance Corporation	26,878	1,304,927
Reinsurance Group of America	32,829	5,055,666
RLI Corp.	118,025	7,481,605
Trupanion [1,4]	48,500	1,449,665

		48,432,539

Investment Companies - 0.1%
RIT Capital Partners	11,949	318,827
Social Capital Hedosophia Holdings (Units) [1]	152,910	1,616,259

		1,935,086

Thrifts & Mortgage Finance - 1.8%
BofI Holding [1,4]	331,347	13,429,494
Genworth MI Canada	525,469	16,722,342
PCSB Financial [1,4]	16,500	346,170
Southern Missouri Bancorp	9,944	363,950
Timberland Bancorp	54,993	1,671,787
TrustCo Bank Corp. NY	536,240	4,531,228

		37,064,971

Total		298,408,896

Health Care – 11.3%
Biotechnology - 0.3%
Eagle Pharmaceuticals [1,4]	22,303	1,175,145
Flexion Therapeutics [1]	44,795	1,003,856
Progenics Pharmaceuticals [1]	205,882	1,535,880
Zealand Pharma [1,4]	162,272	2,507,413

		6,222,294

Health Care Equipment & Supplies - 4.0%
Analogic Corporation	122,970	11,792,823
AtriCure [1]	31,899	654,567
Atrion Corporation	8,512	5,373,626
Cantel Medical	12,543	1,397,416
CryoLife [1]	69,794	1,399,370
Haemonetics [1]	20,000	1,463,200
Hill-Rom Holdings	46,945	4,084,215
ICU Medical [1,4]	41,668	10,517,003
Lantheus Holdings [1]	67,481	1,072,948
LeMaitre Vascular	38,500	1,394,855
Masimo Corporation [1]	53,721	4,724,762
Merit Medical Systems [1]	562,445	25,506,881
Neogen Corporation [1,4]	143,381	9,605,093
Varex Imaging [1,4]	73,858	2,642,639

		81,629,398

Health Care Providers & Services - 2.7%
AAC Holdings [1,4]	89,593	1,028,528
AMN Healthcare Services [1,4]	103,666	5,883,045
Encompass Health	164,591	9,409,667
Ensign Group (The)	101,831	2,678,155
HealthEquity [1]	109,166	6,608,910
LHC Group [1]	13,439	827,305
National Research Cl. A	135,183	3,954,103
Tivity Health [1]	80,811	3,204,156
U.S. Physical Therapy	260,263	21,159,382

		54,753,251

Health Care Technology - 1.5%
athenahealth [1]	100,725	14,406,697
Medidata Solutions [1,4]	238,871	15,003,487

		29,410,184

Life Sciences Tools & Services - 2.8%
Bio-Rad Laboratories Cl. A [1]	42,156	10,542,372
Bio-Techne	171,563	25,912,876
ICON [1]	119,936	14,169,239
PRA Health Sciences [1]	60,336	5,005,475

		55,629,962

Pharmaceuticals - 0.0%
Paratek Pharmaceuticals [1]	31,369	407,797

Total		228,052,886

Industrials – 26.8%
Aerospace & Defense - 1.9%
HEICO Corporation	237,203	20,591,592
HEICO Corporation Cl. A	121,751	8,638,234
Teledyne Technologies [1]	50,704	9,490,268

		38,720,094

Air Freight & Logistics - 0.7%
Forward Air	164,064	8,672,423
Hub Group Cl. A [1,4]	117,060	4,898,961

		13,571,384

Airlines - 0.6%
Allegiant Travel	16,594	2,863,295
Hawaiian Holdings	120,023	4,644,890
Spirit Airlines [1,4]	136,167	5,144,389

		12,652,574

Building Products - 0.9%
American Woodmark [1,4]	28,366	2,792,633
Apogee Enterprises	169,835	7,362,347
Gibraltar Industries [1]	118,473	4,010,311
NCI Building Systems [1]	169,694	3,003,584

		17,168,875

Commercial Services & Supplies - 2.5%
Acme United	49,998	1,041,958
Copart [1]	269,602	13,730,830
Healthcare Services Group	168,732	7,336,467
Heritage-Crystal Clean [1]	205,673	4,843,599
Herman Miller	108,157	3,455,616
Kimball International Cl. B	401,978	6,849,705
Mobile Mini	152,518	6,634,533
Ritchie Bros. Auctioneers	40,204	1,265,220
Steelcase Cl. A	104,380	1,419,568
Team [1]	160,013	2,200,179
UniFirst Corporation	12,281	1,985,224
Viad Corporation	11,380	596,881

		51,359,780

Construction & Engineering - 1.6%
Comfort Systems USA	60,949	2,514,146
Goldfield Corporation [1]	334,183	1,286,605
Jacobs Engineering Group	48,381	2,861,736
KBR	428,536	6,937,998
Valmont Industries	131,771	19,278,097

		32,878,582

Electrical Equipment - 1.6%
Encore Wire	157,830	8,948,961
EnerSys	95,094	6,596,671
Preformed Line Products [5]	252,846	16,457,746

		32,003,378

Industrial Conglomerates - 1.2%
Raven Industries	670,475	23,500,149

Machinery - 10.1%
Alamo Group	11,120	1,222,088
Blue Bird [1]	49,505	1,173,268
CIRCOR International [1]	382,887	16,333,959
Colfax Corporation [1,4]	66,785	2,130,441
Commercial Vehicle Group [1]	158,600	1,229,150
Federal Signal	56,738	1,249,371
Franklin Electric	240,194	9,787,906
Graco	272,077	12,439,360
Graham Corporation	34,166	731,836
Greenbrier Companies (The)	133,774	6,722,144
John Bean Technologies	194,316	22,035,434
Kadant	95,756	9,048,942
Kornit Digital [1,4]	39,200	505,680
Lincoln Electric Holdings	119,870	10,782,307
Lindsay Corporation	101,213	9,254,917
Lydall [1]	62,893	3,034,587
Meritor [1]	64,300	1,322,008
Miller Industries	213,941	5,348,525
Mueller Water Products Cl. A	81,913	890,394
Nordson Corporation	73,362	10,002,175
RBC Bearings [1]	81,132	10,076,594
Sun Hydraulics	711,112	38,087,159
Tennant Company	307,627	20,826,348
Wabash National	497,855	10,360,363

		204,594,956

Marine - 0.8%
Clarkson	238,297	10,104,284
Eagle Bulk Shipping [1,4]	185,526	918,354
Kirby Corporation [1]	76,729	5,904,296

		16,926,934

Professional Services - 1.7%
Exponent	112,743	8,867,237
GP Strategies [1]	40,225	911,096
Heidrick & Struggles International	223,025	6,969,531
Kforce	37,500	1,014,375
Korn/Ferry International	48,390	2,496,440
ManpowerGroup	81,294	9,356,940
Resources Connection	49,991	809,854
Robert Half International	42,645	2,468,719
TrueBlue [1]	87,310	2,261,329

		35,155,521

Road & Rail - 1.9%
Landstar System	193,877	21,258,613
Marten Transport	52,238	1,191,026
Old Dominion Freight Line	8,530	1,253,654
Saia [1]	47,245	3,550,462
Universal Logistics Holdings	504,440	10,668,906
Werner Enterprises	26,631	972,032

		38,894,693

Trading Companies & Distributors - 1.3%
Air Lease Cl. A	195,573	8,335,321
Applied Industrial Technologies	132,591	9,665,884
MSC Industrial Direct Cl. A	19,411	1,780,183
Richelieu Hardware	251,825	5,887,351

		25,668,739

Total		543,095,659

Information Technology – 19.5%
Communications Equipment - 0.4%
ADTRAN	55,547	863,756
Digi International [1]	304,942	3,140,903
NETGEAR [1,4]	34,197	1,956,068
NetScout Systems [1,4]	76,671	2,020,281
Oclaro [1]	37,471	358,223
TESSCO Technologies	15,409	356,718

		8,695,949

Electronic Equipment, Instruments & Components - 9.9%
Badger Meter	352,168	16,604,721
Benchmark Electronics	131,864	3,936,140
Celestica [1,4]	979,274	10,135,486
Cognex Corporation	168,147	8,741,963
Coherent [1]	42,000	7,870,800
Dolby Laboratories Cl. A	97,381	6,189,536
Electro Scientific Industries [1]	124,148	2,399,781
ePlus [1]	7,168	556,954
Fabrinet [1]	405,981	12,739,684
FARO Technologies [1]	314,566	18,370,654
FLIR Systems	790,762	39,546,008
HollySys Automation Technologies	73,680	1,821,370
Insight Enterprises [1]	164,458	5,744,518
IPG Photonics [1]	50,800	11,855,704
Kimball Electronics [1]	101,600	1,640,840
LightPath Technologies Cl. A [1,4]	275,584	606,285
Mesa Laboratories	23,307	3,459,691
Methode Electronics	161,437	6,312,187
MTS Systems	59,116	3,053,341
National Instruments	343,971	17,394,613
PC Connection	326,910	8,172,750
Richardson Electronics	141,153	1,122,166
Sanmina Corporation [1,4]	90,060	2,355,069
Universal Display	12,000	1,212,000
Vishay Intertechnology	492,667	9,163,606

		201,005,867

Internet Software & Services - 1.2%
Amber Road [1]	110,475	983,228
Benefitfocus [1,4]	100,798	2,459,471
comScore [1,2,4]	301,606	7,208,383
Etsy [1]	209,454	5,877,279
j2 Global	72,238	5,701,023
Stamps.com [1]	8,337	1,676,154

		23,905,538

IT Services - 0.2%
Convergys Corporation	153,204	3,465,475
MoneyGram International [1]	33,200	286,184

		3,751,659

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Energy Industries [1]	201,021	12,845,242
Brooks Automation	407,138	11,025,297
Cabot Microelectronics	125,456	13,437,592
Cirrus Logic [1]	124,713	5,067,089
Cohu	301,710	6,882,005
Diodes [1]	194,290	5,918,073
Entegris	95,080	3,308,784
FormFactor [1]	109,492	1,494,566
Kulicke & Soffa Industries [1]	387,382	9,688,424
MKS Instruments	147,640	17,074,566
Monolithic Power Systems	26,000	3,010,020
Nanometrics [1]	109,887	2,955,960
PDF Solutions [1,4]	94,575	1,102,745
Photronics [1]	133,993	1,105,442
Rudolph Technologies [1]	66,933	1,854,044
Silicon Motion Technology ADR	127,270	6,124,232
Ultra Clean Holdings [1]	38,022	731,924
Xcerra Corporation [1]	173,100	2,016,615

		105,642,620

Software - 2.3%
ACI Worldwide [1]	396,538	9,405,881
Computer Modelling Group	586,050	4,225,874
Fair Isaac [1]	54,464	9,224,568
Guidewire Software [1,4]	18,808	1,520,251
Manhattan Associates [1,4]	65,000	2,722,200
Monotype Imaging Holdings	478,230	10,736,264
Pegasystems	25,000	1,516,250
PTC [1]	40,945	3,194,119
QAD Cl. A	34,853	1,451,627
TiVo	100,109	1,356,477
Varonis Systems [1]	4,844	293,062

		45,646,573

Technology Hardware, Storage & Peripherals - 0.3%
Cray [1,4]	66,281	1,372,017
Stratasys [1,4]	55,173	1,113,391
Super Micro Computer [1,4]	222,229	3,777,893

		6,263,301

Total		394,911,507

Materials – 7.8%
Chemicals - 3.6%
AdvanSix [1]	22,397	778,968
Balchem Corporation	154,777	12,653,020
Chase Corporation	18,964	2,208,358
FutureFuel Corporation	566,949	6,797,719
Ingevity Corporation [1]	27,157	2,001,199
Innospec	83,929	5,757,529
Minerals Technologies	159,093	10,651,276
Platform Specialty Products [1]	530,108	5,104,940
Quaker Chemical	147,049	21,782,368
Umicore	84,217	4,467,723

		72,203,100

Containers & Packaging - 0.6%
AptarGroup	124,834	11,213,838

Metals & Mining - 2.6%
Alamos Gold Cl. A	179,900	935,561
Compass Minerals International	96,799	5,836,980
Franco-Nevada Corporation	193,524	13,235,106
Haynes International	28,575	1,060,418
Hecla Mining	155,264	569,819
Major Drilling Group International [1]	1,363,082	7,046,320
Pretium Resources [1]	91,922	610,744
Reliance Steel & Aluminum	150,693	12,920,418
Schnitzer Steel Industries Cl. A	52,143	1,686,826
Tahoe Resources [1]	288,000	1,350,720
Worthington Industries	195,718	8,400,217

		53,653,129

Paper & Forest Products - 1.0%
Stella-Jones	577,400	20,396,223

Total		157,466,290

Real Estate – 2.7%
Real Estate Management & Development - 2.7%
FRP Holdings [1]	382,135	21,399,560
Marcus & Millichap [1]	323,545	11,667,033
St. Joe Company (The) [1,4]	244,070	4,600,719
Tejon Ranch [1,4]	760,763	17,581,233

Total		55,248,545

Utilities – 0.1%
Gas Utilities - 0.1%
Star Group L.P.	175,605	1,641,907

Total		1,641,907

TOTAL COMMON STOCKS
(Cost $1,203,424,936)		1,970,722,005

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $52,658,638 (collateralized
by obligations of various U.S. Government
Agencies, 1.25%-2.50% due 10/5/22-8/15/23, valued at
$53,712,926)
(Cost $52,657,000)		52,657,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $18,963,102)		18,963,102

TOTAL INVESTMENTS – 100.9%
(Cost $1,275,045,038)		2,042,342,107

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.9)%		(17,690,527)

NET ASSETS – 100.0%		$2,024,651,580

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.1%

Consumer Discretionary – 9.5%
Auto Components - 1.5%
Dorman Products [1]	535,078	$35,427,514

Automobiles - 1.0%
Thor Industries	190,565	21,947,371

Distributors - 2.8%
Core-Mark Holding Company	1,317,559	28,011,305
Pool Corporation	248,028	36,266,654

		64,277,959

Diversified Consumer Services - 0.6%
Sotheby’s [1,4]	280,584	14,396,765

Specialty Retail - 1.1%
AutoCanada	100,000	1,726,239
Camping World Holdings Cl. A	732,413	23,620,319

		25,346,558

Textiles, Apparel & Luxury Goods - 2.5%
Columbia Sportswear	417,654	31,921,295
Wolverine World Wide	878,000	25,374,200

		57,295,495

Total		218,691,662

Consumer Staples – 2.4%
Food Products - 2.4%
Cal-Maine Foods [1]	804,969	35,177,145
Sanderson Farms	168,167	20,015,237

Total		55,192,382

Energy – 3.0%
Energy Equipment & Services - 3.0%
Pason Systems	2,816,062	37,704,870
SEACOR Holdings [1]	608,236	31,080,860

Total		68,785,730

Financials – 12.6%
Capital Markets - 8.0%
Ares Management L.P.	2,408,400	51,539,760
Ashmore Group	10,045,000	53,725,497
Lazard Cl. A	562,927	29,587,443
Morningstar	394,968	37,727,343
TMX Group	212,833	12,348,560

		184,928,603

Insurance - 3.0%
Alleghany Corporation	96,063	59,024,950
ProAssurance Corporation	224,600	10,904,330

		69,929,280

Thrifts & Mortgage Finance - 1.6%
Genworth MI Canada	1,138,465	36,230,112

Total		291,087,995

Health Care – 4.7%
Health Care Equipment & Supplies - 1.5%
IDEXX Laboratories [1]	183,204	35,063,413

Health Care Technology - 1.2%
Medidata Solutions [1]	426,646	26,797,635

Life Sciences Tools & Services - 2.0%
Bio-Techne	300,594	45,401,718

Total		107,262,766

Industrials – 32.1%
Air Freight & Logistics - 1.4%
Forward Air	615,564	32,538,713

Building Products - 1.4%
Simpson Manufacturing	567,847	32,702,309

Commercial Services & Supplies - 4.2%
Copart [1,4]	1,277,810	65,078,863
Ritchie Bros. Auctioneers	957,210	30,123,399

		95,202,262

Construction & Engineering - 2.5%
Valmont Industries	390,764	57,168,773

Machinery - 12.8%
CIRCOR International [1,5]	1,038,443	44,299,978
Franklin Electric	342,175	13,943,631
Kadant	118,323	11,181,524
Lincoln Electric Holdings	766,961	68,988,142
Lindsay Corporation	506,101	46,277,875
RBC Bearings [1]	167,079	20,751,212
Sun Hydraulics	776,191	41,572,790
Woodward	673,610	48,270,893

		295,286,045

Marine - 4.6%
Clarkson	759,909	32,221,708
Kirby Corporation [1]	951,973	73,254,322

		105,476,030

Road & Rail - 3.0%
Landstar System	626,702	68,717,874

Trading Companies & Distributors - 2.2%
Air Lease Cl. A	1,196,271	50,985,070

Total		738,077,076

Information Technology – 18.0%
Electronic Equipment, Instruments & Components - 7.0%
Anixter International [1]	280,285	21,231,589
Cognex Corporation	689,994	35,872,788
IPG Photonics [1]	147,740	34,479,561
National Instruments	1,395,200	70,555,264

		162,139,202

IT Services - 3.3%
Gartner [1]	205,065	24,119,746
Jack Henry & Associates	430,257	52,039,584

		76,159,330

Semiconductors & Semiconductor Equipment - 4.4%
Cabot Microelectronics	374,216	40,082,276
MKS Instruments	521,187	60,275,276

		100,357,552

Software - 3.3%
Fair Isaac [1]	341,784	57,887,956
Manhattan Associates [1,4]	415,349	17,394,816

		75,282,772

Total		413,938,856

Materials – 9.5%
Chemicals - 5.8%
Chase Corporation	128,562	14,971,045
Minerals Technologies	848,494	56,806,673
Quaker Chemical	140,832	20,861,444
Westlake Chemical	379,509	42,182,426

		134,821,588

Metals & Mining - 2.1%
Reliance Steel & Aluminum	566,837	48,600,604

Paper & Forest Products - 1.6%
Stella-Jones	1,016,749	35,915,898

Total		219,338,090

Real Estate – 1.3%
Real Estate Management & Development - 1.3%
Jones Lang LaSalle	154,165	26,923,376
Kennedy-Wilson Holdings	200,000	3,480,000

Total		30,403,376

TOTAL COMMON STOCKS
(Cost $1,055,441,671)		2,142,777,933

REPURCHASE AGREEMENT – 6.7%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $152,835,755 (collateralized
by obligations of various U.S. Government
Agencies, 0.125%-7.25% due 7/15/22-10/5/22, valued at
$155,888,448)
(Cost $152,831,000)		152,831,000

TOTAL INVESTMENTS – 99.8%
(Cost $1,208,272,671)		2,295,608,933

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.2%		5,395,312

NET ASSETS – 100.0%		$2,301,004,245

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.5%

Consumer Discretionary – 9.8%
Auto Components - 3.4%
Cooper Tire & Rubber	19,000	$556,700
Gentex Corporation	44,934	1,034,381
LCI Industries	7,632	794,873
Standard Motor Products	6,000	285,420

		2,671,374

Household Durables - 1.0%
Ethan Allen Interiors	17,272	396,392
PICO Holdings	37,800	432,810

		829,202

Leisure Products - 1.4%
MCBC Holdings [1]	44,200	1,113,840

Media - 0.6%
E.W. Scripps Company Cl. A	36,690	439,913

Specialty Retail - 1.9%
Caleres	45,600	1,532,160

Textiles, Apparel & Luxury Goods - 1.5%
Movado Group	31,900	1,224,960

Total		7,811,449

Consumer Staples – 6.4%
Food Products - 4.4%
Cal-Maine Foods [1]	30,958	1,352,865
Industrias Bachoco ADR	21,090	1,306,525
Tootsie Roll Industries	28,813	848,554

		3,507,944

Personal Products - 2.0%
Inter Parfums	33,729	1,590,322

Total		5,098,266

Energy – 4.7%
Energy Equipment & Services - 4.7%
Oil States International [1,4]	23,040	603,648
Pason Systems	124,540	1,667,493
TGS-NOPEC Geophysical	60,250	1,469,914

Total		3,741,055

Financials – 13.5%
Capital Markets - 7.5%
Artisan Partners Asset Management Cl. A	66,100	2,201,130
Federated Investors Cl. B	29,060	970,604
Houlihan Lokey Cl. A	29,000	1,293,400
Lazard Cl. A	28,470	1,496,383

		5,961,517

Insurance - 3.1%
RLI Corp.	38,700	2,453,193

Thrifts & Mortgage Finance - 2.9%
Genworth MI Canada	73,660	2,344,130

Total		10,758,840

Health Care – 4.9%
Biotechnology - 1.2%
Eagle Pharmaceuticals [1]	7,100	374,099
Zealand Pharma [1,4]	37,100	573,266

		947,365

Health Care Equipment & Supplies - 0.4%
Lantheus Holdings [1]	22,100	351,390

Health Care Providers & Services - 1.0%
AMN Healthcare Services [1]	14,300	811,525

Life Sciences Tools & Services - 2.3%
Bio-Rad Laboratories Cl. A [1]	1,025	256,332
Bio-Techne	10,294	1,554,806

		1,811,138

Total		3,921,418

Industrials – 27.5%
Building Products - 3.5%
American Woodmark [1]	4,200	413,490
Apogee Enterprises	28,100	1,218,135
Gibraltar Industries [1]	6,100	206,485
NCI Building Systems [1]	55,800	987,660

		2,825,770

Commercial Services & Supplies - 3.0%
Kimball International Cl. B	48,900	833,256
Ritchie Bros. Auctioneers	13,800	434,286
Steelcase Cl. A	36,700	499,120
UniFirst Corporation	4,000	646,600

		2,413,262

Construction & Engineering - 2.4%
Comfort Systems USA	10,000	412,500
Goldfield Corporation [1]	109,416	421,252
Valmont Industries	7,295	1,067,258

		1,901,010

Electrical Equipment - 1.1%
EnerSys	13,100	908,747

Machinery - 13.1%
CIRCOR International [1]	37,770	1,611,268
Commercial Vehicle Group [1]	42,800	331,700
Greenbrier Companies (The)	43,900	2,205,975
John Bean Technologies	5,109	579,361
Kadant	8,660	818,370
Lydall [1]	14,360	692,870
Meritor [1]	21,100	433,816
RBC Bearings [1]	4,680	581,256
Sun Hydraulics	30,100	1,612,156
Wabash National	78,900	1,641,909

		10,508,681

Professional Services - 1.2%
Heidrick & Struggles International	29,900	934,375

Road & Rail - 2.9%
Landstar System	13,920	1,526,328
Saia [1]	10,020	753,003

		2,279,331

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Cl. A	2,777	254,679

Total		22,025,855

Information Technology – 19.9%
Communications Equipment - 0.8%
NetScout Systems [1]	25,100	661,385

Electronic Equipment, Instruments & Components - 7.8%
Celestica [1]	143,900	1,489,365
Fabrinet [1]	57,300	1,798,074
FARO Technologies [1]	6,760	394,784
Kimball Electronics [1]	46,300	747,745
Methode Electronics	21,150	826,965
Vishay Intertechnology	54,100	1,006,260

		6,263,193

Internet Software & Services - 1.7%
j2 Global	16,724	1,319,858

Semiconductors & Semiconductor Equipment - 9.6%
Advanced Energy Industries [1]	8,900	568,710
Cabot Microelectronics	11,736	1,257,043
Cohu	83,400	1,902,354
Kulicke & Soffa Industries [1]	46,400	1,160,464
MKS Instruments	6,545	756,929
Nanometrics [1]	24,238	652,002
Rudolph Technologies [1]	10,800	299,160
Silicon Motion Technology ADR	23,000	1,106,760

		7,703,422

Total		15,947,858

Materials – 4.1%
Chemicals - 3.0%
Minerals Technologies	35,456	2,373,779

Paper & Forest Products - 1.1%
Stella-Jones	25,300	893,704

Total		3,267,483

Real Estate – 2.7%
Real Estate Management & Development - 2.7%
Marcus & Millichap [1]	60,910	2,196,415

Total		2,196,415

TOTAL COMMON STOCKS
(Cost $58,210,589)		74,768,639

REPURCHASE AGREEMENT – 6.7%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $5,370,167 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $5,478,145)
(Cost $5,370,000)		5,370,000

TOTAL INVESTMENTS – 100.2%
(Cost $63,580,589)		80,138,639

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(188,549)

NET ASSETS – 100.0%		$79,950,090

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.1%

Consumer Discretionary – 15.0%
Auto Components - 3.0%
Gentex Corporation	150,921	$3,474,201
Stoneridge [1]	126,025	3,478,290

		6,952,491

Automobiles - 0.1%
Thor Industries	2,879	331,574

Hotels, Restaurants & Leisure - 0.5%
Cheesecake Factory	23,800	1,147,636

Household Durables - 3.5%
Bassett Furniture Industries	60,589	1,838,876
Flexsteel Industries	66,204	2,620,354
La-Z-Boy	119,193	3,569,831

		8,029,061

Media - 1.5%
Saga Communications Cl. A	94,403	3,516,512

Specialty Retail - 5.4%
American Eagle Outfitters	232,245	4,628,643
DSW Cl. A	170,891	3,838,212
Shoe Carnival	174,515	4,153,457

		12,620,312

Textiles, Apparel & Luxury Goods - 1.0%
Steven Madden	54,733	2,402,779

Total		35,000,365

Consumer Staples – 1.9%
Food & Staples Retailing - 1.9%
Village Super Market Cl. A	165,440	4,362,653

Total		4,362,653

Energy – 2.9%
Energy Equipment & Services - 2.9%
Helmerich & Payne	48,584	3,233,751
Unit Corporation [1]	177,961	3,516,509

Total		6,750,260

Financials – 22.7%
Banks - 10.0%
Ames National	81,532	2,242,130
Bar Harbor Bankshares	13,688	379,431
Camden National	78,252	3,482,214
City Holding Company	31,377	2,151,207
CNB Financial	91,467	2,660,775
Codorus Valley Bancorp	26,209	736,997
Landmark Bancorp	18,733	543,257
MidWestOne Financial Group	105,622	3,516,156
National Bankshares	78,579	3,539,984
Northrim BanCorp	85,008	2,937,027
Unity Bancorp	49,660	1,092,520

		23,281,698

Capital Markets - 4.3%
Federated Investors Cl. B	138,598	4,629,173
Houlihan Lokey Cl. A	48,596	2,167,382
Moelis & Company Cl. A	64,838	3,297,012

		10,093,567

Diversified Financial Services - 0.2%
FGL Holdings [1,4]	35,320	358,498

Insurance - 3.4%
James River Group Holdings	101,480	3,599,496
Kingstone Companies	56,765	953,652
Reinsurance Group of America	22,036	3,393,544

		7,946,692

Thrifts & Mortgage Finance - 4.8%
Genworth MI Canada	175,189	5,575,153
Southern Missouri Bancorp	18,441	674,941
Timberland Bancorp	51,049	1,551,890
TrustCo Bank Corp. NY	397,831	3,361,672

		11,163,656

Total		52,844,111

Health Care – 1.9%
Health Care Providers & Services - 1.9%
AMN Healthcare Services [1,4]	39,080	2,217,790
Ensign Group (The)	84,989	2,235,211

Total		4,453,001

Industrials – 23.2%
Airlines - 5.0%
Allegiant Travel	15,289	2,638,117
Hawaiian Holdings	110,000	4,257,000
Spirit Airlines [1,4]	125,112	4,726,731

		11,621,848

Building Products - 2.0%
American Woodmark [1]	14,252	1,403,110
Apogee Enterprises	77,626	3,365,087

		4,768,197

Commercial Services & Supplies - 2.8%
Herman Miller	98,899	3,159,823
Kimball International Cl. B	202,749	3,454,843

		6,614,666

Construction & Engineering - 0.5%
Comfort Systems USA	28,057	1,157,351

Electrical Equipment - 1.5%
EnerSys	50,693	3,516,573

Machinery - 5.4%
Alamo Group	10,233	1,124,607
Blue Bird [1]	46,501	1,102,074
Federal Signal	52,010	1,145,260
Miller Industries	169,214	4,230,350
Wabash National	236,126	4,913,782

		12,516,073

Professional Services - 4.6%
Heidrick & Struggles International	97,630	3,050,938
Kforce	34,421	931,088
Korn/Ferry International	44,494	2,295,445
Robert Half International	39,207	2,269,693
TrueBlue [1]	80,500	2,084,950

		10,632,114

Road & Rail - 1.4%
Old Dominion Freight Line	7,864	1,155,772
Saia [1]	15,241	1,145,361
Werner Enterprises	24,652	899,798

		3,200,931

Total		54,027,753

Information Technology – 25.4%
Communications Equipment - 0.4%
NETGEAR [1,4]	17,117	979,092

Electronic Equipment, Instruments & Components - 16.4%
Benchmark Electronics	121,274	3,620,029
Celestica [1]	498,190	5,156,267
Electro Scientific Industries [1]	112,200	2,168,826
Fabrinet [1]	179,161	5,622,072
Insight Enterprises [1]	150,950	5,272,684
Methode Electronics	88,743	3,469,851
PC Connection	207,834	5,195,850
Sanmina Corporation [1]	82,672	2,161,873
Vishay Intertechnology	300,239	5,584,445

		38,251,897

IT Services - 1.4%
Convergys Corporation	140,734	3,183,403

Semiconductors & Semiconductor Equipment - 5.7%
Cohu	43,000	980,830
Kulicke & Soffa Industries [1]	226,500	5,664,765
MKS Instruments	19,180	2,218,167
Silicon Motion Technology ADR	52,501	2,526,348
Xcerra Corporation [1]	159,162	1,854,237

		13,244,347

Technology Hardware, Storage & Peripherals - 1.5%
Super Micro Computer [1,4]	204,204	3,471,468

Total		59,130,207

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	95,813	3,455,017

Total		3,455,017

Utilities – 0.6%
Gas Utilities - 0.6%
Star Group L.P.	146,291	1,367,821

Total		1,367,821

TOTAL COMMON STOCKS
(Cost $188,526,469)		221,391,188

REPURCHASE AGREEMENT – 5.4%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $12,621,393 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $12,874,707)
(Cost $12,621,000)		12,621,000

TOTAL INVESTMENTS – 100.5%
(Cost $201,147,469)		234,012,188

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.5)%		(1,121,183)

NET ASSETS – 100.0%		$232,891,005

SCHEDULES OF INVESTMENTS
ROYCE SMALL/MID-CAP PREMIER FUND
MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 89.0%

Consumer Discretionary – 20.0%
Auto Components - 0.6%
Dorman Products [1]	18,000	$1,191,780

Automobiles - 1.0%
Thor Industries	17,586	2,025,380

Distributors - 4.8%
Core-Mark Holding Company	139,600	2,967,896
LKQ Corporation [1]	169,313	6,425,428

		9,393,324

Hotels, Restaurants & Leisure - 1.5%
Aramark	72,700	2,876,012

Household Durables - 1.7%
Cavco Industries [1]	4,000	695,000
Meritage Homes [1]	37,285	1,687,146
NVR [1]	378	1,058,400

		3,440,546

Media - 2.5%
Media General (Rights) [1,3]	102,272	0
Meredith Corporation	55,405	2,980,789
Nexstar Media Group Cl. A	29,131	1,937,212

		4,918,001

Multiline Retail - 2.0%
Dollar Tree [1]	42,708	4,052,989

Specialty Retail - 5.6%
Camping World Holdings Cl. A	93,100	3,002,475
CarMax [1]	40,922	2,534,709
Children’s Place	26,000	3,516,500
Monro	32,490	1,741,464
USS	8,732	178,912

		10,974,060

Textiles, Apparel & Luxury Goods - 0.3%
Wolverine World Wide	20,010	578,289

Total		39,450,381

Consumer Staples – 3.6%
Food & Staples Retailing - 1.2%
Casey’s General Stores	21,435	2,352,920

Food Products - 2.4%
Cal-Maine Foods [1]	59,640	2,606,268
Hormel Foods	64,286	2,206,296

		4,812,564

Total		7,165,484

Financials – 7.6%
Capital Markets - 4.7%
Affiliated Managers Group	21,088	3,997,863
Lazard Cl. A	67,550	3,550,428
Oaktree Capital Group LLC Cl. A	43,117	1,707,433

		9,255,724

Insurance - 2.9%
Alleghany Corporation	9,205	5,655,920

Total		14,911,644

Health Care – 3.8%
Health Care Equipment & Supplies - 2.5%
DENTSPLY SIRONA	42,685	2,147,482
Hill-Rom Holdings	31,797	2,766,339

		4,913,821

Life Sciences Tools & Services - 1.3%
Bio-Rad Laboratories Cl. A [1]	9,996	2,499,800

Total		7,413,621

Industrials – 29.1%
Aerospace & Defense - 2.6%
Hexcel Corporation	43,301	2,796,812
Teledyne Technologies [1]	12,030	2,251,655

		5,048,467

Building Products - 2.1%
Lennox International	10,206	2,085,800
Simpson Manufacturing	35,863	2,065,350

		4,151,150

Commercial Services & Supplies - 4.8%
Cintas Corporation	7,961	1,357,987
Copart [1]	159,903	8,143,860

		9,501,847

Construction & Engineering - 2.4%
Valmont Industries	32,660	4,778,158

Electrical Equipment - 2.7%
Hubbell Cl. B	34,516	4,203,358
Sensata Technologies [1]	19,018	985,703

		5,189,061

Industrial Conglomerates - 2.2%
Carlisle Companies	41,181	4,299,708

Machinery - 2.4%
Franklin Electric	21,960	894,870
Lincoln Electric Holdings	25,800	2,320,710
Westinghouse Air Brake Technologies	18,654	1,518,436

		4,734,016

Marine - 2.3%
Kirby Corporation [1]	57,970	4,460,792

Professional Services - 4.6%
IHS Markit [1]	72,304	3,487,945
ManpowerGroup	39,909	4,593,526
Verisk Analytics [1]	9,150	951,600

		9,033,071

Road & Rail - 1.0%
Landstar System	18,256	2,001,770

Trading Companies & Distributors - 2.0%
Air Lease Cl. A	57,900	2,467,698
Diploma	13,585	217,599
Watsco	7,300	1,321,081

		4,006,378

Total		57,204,418

Information Technology – 6.7%
Electronic Equipment, Instruments & Components - 1.8%
AVX Corporation	127,618	2,112,078
FLIR Systems	22,100	1,105,221
IPG Photonics [1]	1,853	432,453

		3,649,752

IT Services - 0.7%
DST Systems	16,858	1,410,172

Semiconductors & Semiconductor Equipment - 4.2%
Cabot Microelectronics	35,090	3,758,490
Entegris	47,675	1,659,090
Lam Research	2,430	493,679
Rudolph Technologies [1]	81,789	2,265,555

		8,176,814

Total		13,236,738

Materials – 11.5%
Chemicals - 7.9%
Innospec	7,500	514,500
Minerals Technologies	76,846	5,144,840
NewMarket Corporation	5,362	2,153,808
Sensient Technologies	31,342	2,212,118
Westlake Chemical	50,350	5,596,403

		15,621,669

Metals & Mining - 2.2%
Reliance Steel & Aluminum	49,655	4,257,420

Paper & Forest Products - 1.4%
Stella-Jones	77,351	2,732,366

Total		22,611,455

Real Estate – 4.1%
Real Estate Management & Development - 4.1%
Jones Lang LaSalle	27,704	4,838,226
Realogy Holdings	120,110	3,276,601

Total		8,114,827

Utilities – 2.6%
Gas Utilities - 2.6%
UGI Corporation	113,701	5,050,598

Total		5,050,598

TOTAL COMMON STOCKS
(Cost $140,182,744)		175,159,166

REPURCHASE AGREEMENT – 11.1%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $21,726,676 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $22,163,041)
(Cost $21,726,000)		21,726,000

TOTAL INVESTMENTS – 100.1%
(Cost $161,908,744)		196,885,166

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(149,959)

NET ASSETS – 100.0%		$196,735,207

SCHEDULES OF INVESTMENTS ROYCE SMALLER-COMPANIES GROWTH FUND MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.1%

Consumer Discretionary – 6.9%
Auto Components - 0.8%
LCI Industries	21,000	$2,187,150
Stoneridge [1]	25,000	690,000

		2,877,150

Hotels, Restaurants & Leisure - 3.0%
Dave & Busters Entertainment [1]	66,000	2,754,840
Del Taco Restaurants [1]	179,700	1,861,692
Texas Roadhouse	98,000	5,662,440

		10,278,972

Leisure Products - 1.1%
Callaway Golf	226,000	3,697,360

Multiline Retail - 0.3%
Ollies Bargain Outlet Holdings [1]	16,000	964,800

Specialty Retail - 1.1%
Dicks Sporting Goods	56,000	1,962,800
Five Below [1,4]	13,000	953,420
Monro	17,000	911,200

		3,827,420

Textiles, Apparel & Luxury Goods - 0.6%
Carter’s	9,900	1,030,590
Columbia Sportswear	15,000	1,146,450

		2,177,040

Total		23,822,742

Consumer Staples – 2.8%
Food Products - 2.8%
Blue Buffalo Pet Products [1]	110,000	4,379,100
Farmer Bros. [1]	123,000	3,714,600
Freshpet [1,4]	102,000	1,677,900

Total		9,771,600

Energy – 1.2%
Energy Equipment & Services - 0.6%
Pason Systems	158,200	2,118,175

Oil, Gas & Consumable Fuels - 0.6%
Centennial Resource Development Cl. A [1]	111,000	2,036,850

Total		4,155,025

Financials – 14.6%
Banks - 9.5%
Banc of California	141,000	2,721,300
Enterprise Financial Services	138,500	6,495,650
F.N.B. Corporation	62,000	833,900
Great Western Bancorp	21,000	845,670
Live Oak Bancshares	60,700	1,687,460
Pacific Premier Bancorp [1]	22,000	884,400
Seacoast Banking Corporation of Florida [1]	146,000	3,864,620
ServisFirst Bancshares	85,000	3,469,700
Southern National Bancorp of Virginia	53,000	839,520
State Bank Financial	79,500	2,385,795
TriState Capital Holdings [1]	283,057	6,581,075
Webster Financial	43,000	2,382,200

		32,991,290

Capital Markets - 2.9%
Northern Trust	51,000	5,259,630
PJT Partners Cl. A	18,000	901,800
WisdomTree Investments	431,200	3,954,104

		10,115,534

Thrifts & Mortgage Finance - 2.2%
Federal Agricultural Mortgage	33,000	2,871,660
LendingTree [1]	6,000	1,968,900
MGIC Investment [1]	121,000	1,573,000
OceanFirst Financial	50,000	1,337,500

		7,751,060

Total		50,857,884

Health Care – 19.0%
Biotechnology - 4.9%
Celcuity [1,4]	37,000	609,760
Myriad Genetics [1]	67,000	1,979,850
Oxford Biomedica [1]	5,000,000	776,799
Progenics Pharmaceuticals [1]	357,200	2,664,712
REGENXBIO [1]	77,000	2,298,450
Repligen [1,4]	27,000	976,860
Sangamo Therapeutics [1]	79,000	1,501,000
uniQure [1]	125,000	2,937,500
vTv Therapeutics Cl. A [1,4]	363,000	1,477,410
Zealand Pharma [1]	122,799	1,897,480

		17,119,821

Health Care Equipment & Supplies - 7.5%
ABIOMED [1]	10,000	2,909,900
AxoGen [1]	68,000	2,482,000
Bovie Medical [1,4]	686,600	2,039,202
CryoPort [1,4]	261,198	2,246,303
Heska Corporation [1]	36,000	2,846,520
Inogen [1]	18,755	2,303,864
Nevro Corporation [1,4]	36,000	3,120,120
OraSure Technologies [1]	102,000	1,722,780
Penumbra [1]	24,000	2,775,600
Restoration Robotics [1,4]	250,000	1,557,500
West Pharmaceutical Services	23,000	2,030,670

		26,034,459

Health Care Providers & Services - 0.3%
HealthEquity [1]	19,000	1,150,260

Life Sciences Tools & Services - 1.9%
Cambrex Corporation [1]	37,500	1,961,250
Codexis [1,4]	163,800	1,801,800
Harvard Bioscience [1]	177,894	889,470
Quanterix Corporation [1,4]	113,600	1,935,744

		6,588,264

Pharmaceuticals - 4.4%
Axsome Therapeutics [1]	656,000	1,607,200
BioDelivery Sciences International [1]	590,000	1,327,500
Collegium Pharmaceutical [1,4]	170,000	4,343,500
Intersect ENT [1]	85,000	3,340,500
Paratek Pharmaceuticals [1]	124,000	1,612,000
Supernus Pharmaceuticals [1]	67,000	3,068,600

		15,299,300

Total		66,192,104

Industrials – 11.3%
Aerospace & Defense - 0.2%
AeroVironment [1]	18,000	819,180

Air Freight & Logistics - 3.2%
Air Transport Services Group [1,4]	146,000	3,404,720
Atlas Air Worldwide Holdings [1,4]	95,000	5,742,750
Forward Air	36,700	1,939,962

		11,087,432

Building Products - 0.2%
DIRTT Environmental Solutions [1]	153,000	587,845

Construction & Engineering - 0.7%
NV5 Global [1]	43,585	2,429,864

Electrical Equipment - 1.2%
Ballard Power Systems [1,4]	358,000	1,270,900
Enphase Energy [1,4]	636,000	2,906,520

		4,177,420

Machinery - 1.6%
Kornit Digital [1,4]	125,000	1,612,500
Proto Labs [1,4]	16,000	1,880,800
Woodward	30,000	2,149,800

		5,643,100

Marine - 3.3%
Clarkson	147,976	6,274,487
Scorpio Bulkers	312,000	2,199,600
Star Bulk Carriers [1]	244,000	2,837,720

		11,311,807

Professional Services - 0.9%
GP Strategies [1]	102,000	2,310,300
On Assignment [1]	12,000	982,560

		3,292,860

Total		39,349,508

Information Technology – 30.3%
Communications Equipment - 1.2%
Lumentum Holdings [1,4]	65,000	4,147,000

Electronic Equipment, Instruments & Components - 5.1%
Airgain [1,4]	265,411	2,054,281
FLIR Systems	89,600	4,480,896
II-VI [1]	63,000	2,576,700
IPG Photonics [1]	9,444	2,204,041
Iteris [1,4]	697,000	3,457,120
Knowles Corporation [1]	20,000	251,800
Seeing Machines [1]	7,875,700	549,254
Universal Display	20,000	2,020,000

		17,594,092

Internet Software & Services - 6.7%
Bandwidth Cl. A [1,4]	45,000	1,469,700
Carbonite [1]	137,000	3,945,600
Five9 [1]	90,000	2,681,100
LivePerson [1,4]	138,000	2,256,300
Q2 Holdings [1,4]	40,000	1,822,000
Quotient Technology [1]	332,000	4,349,200
Shopify Cl. A [1]	24,000	2,990,160
2U [1]	35,348	2,970,292
Yext [1,4]	74,000	936,100

		23,420,452

IT Services - 1.8%
Square Cl. A [1]	30,000	1,476,000
Unisys Corporation [1]	447,000	4,805,250

		6,281,250

Semiconductors & Semiconductor Equipment - 6.7%
AXT [1]	323,000	2,341,750
Brooks Automation	101,000	2,735,080
CEVA [1,4]	62,000	2,244,400
CyberOptics Corporation [1]	170,000	3,060,000
MagnaChip Semiconductor [1,4]	410,000	3,936,000
ON Semiconductor [1]	147,000	3,595,620
Silicon Laboratories [1]	29,000	2,607,100
Silicon Motion Technology ADR	57,000	2,742,840

		23,262,790

Software - 7.8%
Altair Engineering Cl. A [1,4]	20,000	627,200
Digital Turbine [1,4]	700,000	1,407,000
HubSpot [1]	31,000	3,357,300
Materialise ADR [1,4]	478,577	5,594,565
Paylocity Holding Corporation [1]	107,786	5,521,877
QAD Cl. A	128,000	5,331,200
RingCentral Cl. A [1]	83,000	5,270,500

		27,109,642

Technology Hardware, Storage & Peripherals - 1.0%
USA Technologies [1,4]	374,000	3,366,000

Total		105,181,226

Materials – 6.9%
Chemicals - 2.4%
Albemarle Corporation	20,000	1,854,800
American Vanguard	72,000	1,454,400
Kraton Corporation [1]	103,000	4,914,130

		8,223,330

Construction Materials - 1.3%
Eagle Materials	28,000	2,885,400
Summit Materials Cl. A [1,4]	57,946	1,754,605

		4,640,005

Metals & Mining - 3.2%
Cobalt 27 Capital [1]	620,000	6,376,373
Orocobre [1]	642,350	2,695,503
Tahoe Resources [1]	422,000	1,979,180

		11,051,056

Total		23,914,391

Real Estate – 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Community Healthcare Trust	128,000	3,294,720
CyrusOne	78,000	3,994,380

Total		7,289,100

TOTAL COMMON STOCKS
(Cost $254,782,508)		330,533,580

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $13,582,423 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $13,855,231)
(Cost $13,582,000)		13,582,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.0%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $20,882,089)		20,882,089

TOTAL INVESTMENTS – 105.0%
(Cost $289,246,597)		364,997,669

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.0)%		(17,523,899)

NET ASSETS – 100.0%		$347,473,770

SCHEDULES OF INVESTMENTS ROYCE SPECIAL EQUITY FUND MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 91.6%

Consumer Discretionary – 39.7%
Auto Components - 9.3%
Cooper Tire & Rubber	1,480,000	$43,364,000
Gentex Corporation	860,000	19,797,200
Standard Motor Products [5]	1,409,000	67,026,130

		130,187,330

Automobiles - 2.3%
Winnebago Industries	865,000	32,524,000

Diversified Consumer Services - 3.7%
Capella Education [5]	588,000	51,361,800

Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [5]	343,000	5,076,400

Household Durables - 6.6%
Bassett Furniture Industries [5]	823,000	24,978,050
CSS Industries	135,900	2,378,250
Flexsteel Industries [5]	577,627	22,862,477
Hooker Furniture [5]	1,144,000	41,984,800

		92,203,577

Media - 8.8%
Meredith Corporation	1,106,000	59,502,800
Scholastic Corporation	1,645,000	63,891,800

		123,394,600

Specialty Retail - 8.7%
Children’s Place	781,000	105,630,250
Haverty Furniture	789,500	15,908,425

		121,538,675

Total		556,286,382

Consumer Staples – 6.5%
Food & Staples Retailing - 3.5%
Weis Markets	1,197,000	49,053,060

Food Products - 3.0%
John B. Sanfilippo & Son [5]	737,000	42,650,190

Total		91,703,250

Industrials – 23.2%
Aerospace & Defense - 3.2%
National Presto Industries [5]	470,000	44,062,500

Building Products - 0.7%
Insteel Industries	360,000	9,946,800

Commercial Services & Supplies - 8.0%
Ennis	408,000	8,037,600
Herman Miller	677,500	21,646,125
UniFirst Corporation	509,500	82,360,675

		112,044,400

Construction & Engineering - 0.5%
Argan	175,000	7,516,250

Electrical Equipment - 4.5%
Hubbell Cl. B	518,500	63,142,930

Machinery - 4.4%
Gencor Industries [1]	690,000	11,109,000
Hurco Companies [5]	525,000	24,097,500
Wabash National	1,285,200	26,745,012

		61,951,512

Professional Services - 1.7%
Resources Connection	1,425,000	23,085,000

Trading Companies & Distributors - 0.2%
Central Steel & Wire [2]	6,500	3,055,065

Total		324,804,457

Information Technology – 17.6%
Electronic Equipment, Instruments & Components - 9.6%
AVX Corporation	4,814,000	79,671,700
Park Electrochemical [5]	1,202,200	20,245,048
Vishay Intertechnology	1,860,000	34,596,000

		134,512,748

IT Services - 2.4%
Computer Services [2,5]	765,000	34,042,500

Semiconductors & Semiconductor Equipment - 5.6%
Kulicke & Soffa Industries [1]	940,000	23,509,400
Teradyne	1,185,000	54,166,350

		77,675,750

Total		246,230,998

Materials – 1.5%
Metals & Mining - 1.5%
Kaiser Aluminum	208,000	20,987,200

Total		20,987,200

Real Estate – 3.1%
Real Estate Management & Development - 3.1%
Marcus & Millichap [1]	1,191,500	42,965,490

Total		42,965,490

TOTAL COMMON STOCKS
(Cost $870,977,791)		1,282,977,777

REPURCHASE AGREEMENT – 8.5%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $118,759,695 (collateralized
by obligations of various U.S. Government
Agencies, 2.50% due 8/15/23, valued at $121,131,129)
(Cost $118,756,000)		118,756,000

TOTAL INVESTMENTS – 100.1%
(Cost $989,733,791)		1,401,733,777

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(1,848,554)

NET ASSETS – 100.0%		$1,399,885,223

SCHEDULES OF INVESTMENTS ROYCE SPECIAL EQUITY MULTI-CAP FUND MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 68.4%

Consumer Discretionary – 16.3%
Distributors - 4.9%
Genuine Parts	54,000	$4,851,360

Hotels, Restaurants & Leisure - 2.4%
McDonald’s Corporation	15,000	2,345,700

Household Durables - 2.4%
Leggett & Platt	53,000	2,351,080

Specialty Retail - 4.5%
Lowe’s Companies	51,000	4,475,250

Textiles, Apparel & Luxury Goods - 2.1%
V.F. Corporation	28,000	2,075,360

Total		16,098,750

Consumer Staples – 10.5%
Food Products - 3.2%
Hormel Foods	93,000	3,191,760

Household Products - 7.3%
Kimberly-Clark	32,000	3,524,160
Procter & Gamble	46,000	3,646,880

		7,171,040

Total		10,362,800

Financials – 1.1%
Insurance - 1.1%
Brown & Brown	44,000	1,119,360

Total		1,119,360

Industrials – 27.8%
Aerospace & Defense - 5.3%
General Dynamics	13,000	2,871,700
United Technologies	19,000	2,390,580

		5,262,280

Electrical Equipment - 1.8%
Emerson Electric	26,000	1,775,800

Industrial Conglomerates - 4.4%
Carlisle Companies	31,000	3,236,710
3M	5,000	1,097,600

		4,334,310

Machinery - 14.5%
Cummins	10,500	1,701,945
Illinois Tool Works	41,000	6,423,060
Parker Hannifin	22,500	3,848,175
Stanley Black & Decker	16,000	2,451,200

		14,424,380

Professional Services - 1.8%
ManpowerGroup	15,500	1,784,050

Total		27,580,820

Information Technology – 10.7%
Communications Equipment - 4.4%
Cisco Systems	103,000	4,417,670

Technology Hardware, Storage & Peripherals - 6.3%
Apple	37,000	6,207,860

Total		10,625,530

Materials – 2.0%
Chemicals - 2.0%
NewMarket Corporation	5,000	2,008,400

Total		2,008,400

TOTAL COMMON STOCKS
(Cost $48,515,018)		67,795,660

REPURCHASE AGREEMENT – 15.6%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $15,405,479 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $15,715,029)
(Cost $15,405,000)		15,405,000

TOTAL INVESTMENTS – 84.0%
(Cost $63,920,018)		83,200,660

CASH AND OTHER ASSETS
LESS LIABILITIES – 16.0%		15,843,158

NET ASSETS – 100.0%		$99,043,818

SCHEDULES OF INVESTMENTS ROYCE TOTAL RETURN FUND MARCH 31, 2018 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.4%

Consumer Discretionary – 8.9%
Auto Components - 1.6%
Cooper Tire & Rubber	48,022	$1,407,045
Gentex Corporation	917,841	21,128,700
LCI Industries	16,530	1,721,599
Nokian Renkaat	148,429	6,751,482
Standard Motor Products	84,156	4,003,301

		35,012,127

Automobiles - 0.7%
Thor Industries	144,187	16,606,017

Distributors - 0.4%
Weyco Group	243,324	8,175,686

Diversified Consumer Services - 0.3%
Capella Education	30,797	2,690,118
Liberty Tax Cl. A	436,616	4,409,822

		7,099,940

Hotels, Restaurants & Leisure - 0.2%
Brinker International	36,370	1,312,957
Cheesecake Factory	74,465	3,590,702
MTY Food Group	6,852	268,049

		5,171,708

Household Durables - 1.5%
Bassett Furniture Industries	143,989	4,370,066
Ethan Allen Interiors	593,352	13,617,428
Flexsteel Industries	103,199	4,084,617
La-Z-Boy	396,118	11,863,734

		33,935,845

Media - 1.0%
Gannett Company	279,717	2,791,576
Meredith Corporation	239,294	12,874,017
Saga Communications Cl. A	181,032	6,743,442

		22,409,035

Multiline Retail - 0.2%
Big Lots	34,194	1,488,465
Dillard’s Cl. A	33,893	2,722,963

		4,211,428

Specialty Retail - 2.5%
Aaron’s	34,765	1,620,049
American Eagle Outfitters	771,737	15,380,718
Buckle (The)	130,266	2,885,392
Caleres	54,843	1,842,725
Cato Corporation (The) Cl. A	147,456	2,173,502
Children’s Place	34,719	4,695,745
DSW Cl. A	586,687	13,176,990
GameStop Corporation Cl. A	77,795	981,773
Shoe Carnival	555,893	13,230,253

		55,987,147

Textiles, Apparel & Luxury Goods - 0.5%
J.G. Boswell Company [2]	1,048	723,120
Movado Group	73,240	2,812,416
Steven Madden	146,359	6,425,160

		9,960,696

Total		198,569,629

Consumer Staples – 3.1%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	87,717	2,579,757

Food & Staples Retailing - 0.6%
Village Super Market Cl. A	497,694	13,124,191

Food Products - 2.2%
Flowers Foods	289,606	6,330,787
Fresh Del Monte Produce	202,233	9,149,021
Hershey Creamery [2]	722	3,249,000
Lancaster Colony	108,770	13,393,938
Tootsie Roll Industries	573,718	16,896,002

		49,018,748

Household Products - 0.1%
WD-40 Company	16,453	2,166,860

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	31,422	2,316,116

Total		69,205,672

Energy – 3.6%
Energy Equipment & Services - 2.8%
CARBO Ceramics [1]	99,038	718,026
Diamond Offshore Drilling [1,4]	158,467	2,323,126
Helmerich & Payne	185,149	12,323,517
Oceaneering International [1,4]	66,211	1,227,552
Pason Systems	926,023	12,398,725
SEACOR Holdings [1]	279,082	14,261,090
SEACOR Marine Holdings [1,4]	269,802	5,131,634
TGS-NOPEC Geophysical	563,959	13,758,854

		62,142,524

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipeline Partners L.P.	172,759	1,753,504
Dorchester Minerals L.P.	257,825	4,150,982
PBF Energy Cl. A	73,957	2,507,142
Permian Basin Royalty Trust	715,852	6,907,972
Sabine Royalty Trust	9,401	413,174
San Juan Basin Royalty Trust	383,082	3,026,348

		18,759,122

Total		80,901,646

Financials – 28.8%
Banks - 9.2%
Ames National	236,646	6,507,765
Associated Banc-Corp	425,950	10,584,858
Bank of Hawaii	279,312	23,210,827
Bank of N.T. Butterfield & Son	48,300	2,167,704
Bank of the Ozarks	93,500	4,513,245
Bar Harbor Bankshares	28,500	790,020
BLOM Bank GDR	225,597	2,752,283
BOK Financial	299,604	29,657,800
Camden National	196,492	8,743,894
Canadian Western Bank	560,861	14,387,749
City Holding Company	101,829	6,981,396
CNB Financial	250,672	7,292,048
Codorus Valley Bancorp	38,208	1,074,409
Farmers & Merchants Bank of Long Beach [2]	430	3,397,000
First Citizens BancShares Cl. A	64,839	26,794,068
First National Bank Alaska [2]	2,694	5,657,400
Landmark Bancorp	32,584	944,936
MidWestOne Financial Group	269,342	8,966,395
National Bankshares	148,090	6,671,455
Northrim BanCorp	188,895	6,526,322
Peapack-Gladstone Financial	477,835	15,954,911
Popular	213,193	8,873,093
State Bank Financial	40,137	1,204,511
Unity Bancorp	69,136	1,520,992

		205,175,081

Capital Markets - 8.7%
AllianceBernstein Holding L.P.	391,687	10,516,796
Apollo Global Management LLC Cl. A	266,903	7,905,667
Ares Management L.P.	400,267	8,565,714
Ashmore Group	2,670,196	14,281,494
Associated Capital Group Cl. A	176,326	6,603,409
Bolsa Mexicana de Valores	5,031,182	9,617,282
Cohen & Steers	289,371	11,765,825
Coronation Fund Managers	470,890	3,211,038
Edmond de Rothschild (Suisse)	219	4,103,746
Egyptian Financial Group-Hermes Holding Company	1,038,708	1,496,815
Federated Investors Cl. B	578,375	19,317,725
GAMCO Investors Cl. A	232,630	5,776,203
Houlihan Lokey Cl. A	88,579	3,950,623
KKR & Co. L.P.	565,863	11,487,019
Moelis & Company Cl. A	159,987	8,135,339
Morningstar	29,992	2,864,836
MVC Capital	289,585	2,875,579
Oaktree Specialty Lending	258,811	1,089,594
Och-Ziff Capital Management Group LLC Cl. A	615,026	1,642,119
Oppenheimer Holdings Cl. A	107,876	2,777,807
Rothschild & Co	286,042	10,535,630
Teton Advisors Cl. A [2]	1,163	58,150
TMX Group	301,961	17,519,762
Value Partners Group	10,033,270	9,472,176
Virtu Financial Cl. A	106,404	3,511,332
Vontobel Holding	64,993	4,028,346
Waddell & Reed Financial Cl. A	91,564	1,850,508
Westwood Holdings Group	160,529	9,068,283

		194,028,817

Consumer Finance - 0.1%
Nelnet Cl. A	28,467	1,491,955

Diversified Financial Services - 0.1%
First Pacific	638,477	348,564
Leucadia National	122,251	2,778,765

		3,127,329

Insurance - 9.4%
Alleghany Corporation	45,030	27,668,233
American Financial Group	97,043	10,890,166
Assured Guaranty	287,414	10,404,387
Baldwin & Lyons Cl. B	240,045	5,280,990
E-L Financial	62,118	38,957,848
Employers Holdings	70,161	2,838,012
Erie Indemnity Cl. A	317,895	37,397,168
First American Financial	73,230	4,297,136
Gallagher (Arthur J.) & Co.	111,175	7,641,058
Horace Mann Educators	17,277	738,592
James River Group Holdings	222,790	7,902,361
Kingstone Companies	104,864	1,761,715
Mercury General	104,383	4,788,048
National Western Life Group Cl. A	5,464	1,665,864
Old Republic International	508,221	10,901,340
ProAssurance Corporation	175,621	8,526,400
Reinsurance Group of America	57,854	8,909,516
RLI Corp.	122,002	7,733,707
Selective Insurance Group	24,241	1,471,429
State Auto Financial	161,323	4,608,998
Universal Insurance Holdings	87,285	2,784,392
White Mountains Insurance Group	2,179	1,792,271

		208,959,631

Investment Companies - 0.0%
RIT Capital Partners	28,161	751,401

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	553,102	17,601,725
Southern Missouri Bancorp	18,974	694,448
Timberland Bancorp	94,885	2,884,504
TrustCo Bank Corp. NY	979,037	8,272,863

		29,453,540

Total		642,987,754

Health Care – 2.4%
Health Care Equipment & Supplies - 1.8%
Analogic Corporation	117,285	11,247,631
Atrion Corporation	8,312	5,247,366
Hill-Rom Holdings	128,459	11,175,933
Meridian Bioscience	141,351	2,007,184
Teleflex	40,913	10,431,997

		40,110,111

Health Care Providers & Services - 0.5%
Aceto Corporation	43,150	327,940
Chemed Corporation	18,667	5,093,477
Encompass Health	9,647	551,519
Ensign Group (The)	162,323	4,269,095
Patterson Companies	13,429	298,527

		10,540,558

Pharmaceuticals - 0.1%
Recordati	94,894	3,516,321

Total		54,166,990

Industrials – 25.6%
Aerospace & Defense - 1.0%
HEICO Corporation	265,302	23,030,867

Air Freight & Logistics - 0.9%
Expeditors International of Washington	302,226	19,130,906

Airlines - 0.9%
Allegiant Travel	48,743	8,410,605
Hawaiian Holdings	273,863	10,598,498

		19,009,103

Building Products - 1.1%
A. O. Smith Corporation	263,549	16,759,081
Apogee Enterprises	169,047	7,328,187

		24,087,268

Commercial Services & Supplies - 5.0%
ABM Industries	462,443	15,482,592
Deluxe Corporation	30,874	2,284,985
Ennis	163,629	3,223,491
Herman Miller	238,022	7,604,803
HNI Corporation	340,396	12,284,892
Kimball International Cl. B	1,121,838	19,116,119
McGrath RentCorp	276,446	14,842,386
MSA Safety	147,813	12,303,954
Pitney Bowes	112,082	1,220,573
Ritchie Bros. Auctioneers	642,343	20,214,534
Tetra Tech	20,496	1,003,279
UniFirst Corporation	19,261	3,113,541

		112,695,149

Construction & Engineering - 0.8%
Comfort Systems USA	209,178	8,628,592
EMCOR Group	51,357	4,002,251
KBR	379,667	6,146,809

		18,777,652

Electrical Equipment - 2.4%
EnerSys	124,164	8,613,257
Hubbell Cl. B	209,573	25,521,800
LSI Industries	862,285	6,993,131
Preformed Line Products	202,482	13,179,553

		54,307,741

Industrial Conglomerates - 0.8%
Raven Industries	482,462	16,910,293

Machinery - 8.1%
Alamo Group	26,040	2,861,796
American Railcar Industries	161,069	6,025,591
Federal Signal	97,356	2,143,779
Franklin Electric	589,597	24,026,078
Gorman-Rupp Company (The)	328,967	9,622,285
Greenbrier Companies (The)	46,392	2,331,198
Hillenbrand	24,064	1,104,538
Kadant	22,650	2,140,425
Lincoln Electric Holdings	141,715	12,747,264
Lindsay Corporation	143,818	13,150,718
Miller Industries	335,360	8,384,000
Mueller (Paul) Company [1,2]	52,426	1,761,514
Mueller Industries	302,674	7,917,952
Nordson Corporation	43,528	5,934,608
Standex International	40,308	3,843,368
Starrett (L.S.) Company (The) Cl. A [1,5]	439,557	2,967,010
Sun Hydraulics	146,090	7,824,580
Tennant Company	313,345	21,213,456
Trinity Industries	542,653	17,706,767
Wabash National	741,722	15,435,235
Woodward	161,728	11,589,428

		180,731,590

Marine - 1.3%
Clarkson	676,971	28,704,966

Professional Services - 3.0%
Exponent	56,714	4,460,556
Forrester Research	36,977	1,532,697
Heidrick & Struggles International	337,128	10,535,250
Insperity	52,352	3,641,081
Kforce	153,100	4,141,355
Korn/Ferry International	83,764	4,321,385
ManpowerGroup	295,257	33,984,081
Resources Connection	5,012	81,194
Robert Half International	73,346	4,246,000

		66,943,599

Road & Rail - 0.2%
Werner Enterprises	113,398	4,139,027

Trading Companies & Distributors - 0.1%
Applied Industrial Technologies	43,150	3,145,635

Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV	96,468	961,305

Total		572,575,101

Information Technology – 6.5%
Communications Equipment - 0.1%
ADTRAN	126,880	1,972,984
TESSCO Technologies	39,149	906,299

		2,879,283

Electronic Equipment, Instruments & Components - 4.2%
AVX Corporation	810,714	13,417,317
Bel Fuse Cl. A	19,293	318,334
Benchmark Electronics	297,800	8,889,330
Methode Electronics	579,156	22,645,000
National Instruments	239,271	12,099,934
PC Connection	522,081	13,052,025
Systemax	195,338	5,576,900
Vishay Intertechnology	936,403	17,417,096

		93,415,936

IT Services - 0.4%
Convergys Corporation	289,448	6,547,314
MAXIMUS	47,442	3,166,279

		9,713,593

Semiconductors & Semiconductor Equipment - 1.2%
Cohu	80,012	1,825,074
MKS Instruments	133,205	15,405,158
Silicon Motion Technology ADR	145,750	7,013,490
Xperi	55,763	1,179,387

		25,423,109

Software - 0.2%
Ebix	46,674	3,477,213

Technology Hardware, Storage & Peripherals - 0.4%
Diebold Nixdorf	618,934	9,531,584

Total		144,440,718

Materials – 11.6%
Chemicals - 5.7%
Albemarle Corporation	166,678	15,457,718
Balchem Corporation	133,400	10,905,450
Cabot Corporation	313,688	17,478,695
Chase Corporation	215,855	25,136,315
FutureFuel Corporation	201,809	2,419,690
Innospec	28,121	1,929,100
Quaker Chemical	281,483	41,696,077
Trinseo	31,709	2,348,051
Umicore	187,280	9,935,229

		127,306,325

Construction Materials - 0.8%
Ash Grove Cement [2]	31,781	16,716,806

Containers & Packaging - 1.8%
AptarGroup	99,638	8,950,482
Greif Cl. A	190,842	9,971,494
Mayr-Melnhof Karton	51,743	7,849,481
Sonoco Products	282,604	13,706,294

		40,477,751

Metals & Mining - 2.9%
Agnico Eagle Mines	25,937	1,091,169
Alamos Gold Cl. A	621,066	3,229,823
Ampco-Pittsburgh [1]	129,724	1,154,543
Carpenter Technology	120,067	5,297,356
Compass Minerals International	211,744	12,768,163
Ferroglobe (Warranty Insurance Trust) [1,3]	569,803	0
Franco-Nevada Corporation	69,207	4,733,067
Gold Fields ADR	1,283,616	5,160,136
Haynes International	256,215	9,508,139
Reliance Steel & Aluminum	26,231	2,249,046
Royal Gold	17,277	1,483,576
Schnitzer Steel Industries Cl. A	108,959	3,524,824
Worthington Industries	323,267	13,874,620

		64,074,462

Paper & Forest Products - 0.4%
Domtar Corporation	101,429	4,314,790
Neenah	33,839	2,652,977
Pope Resources L.P.	12,575	880,879
Resolute Forest Products [1]	86,300	716,290
Schweitzer-Mauduit International	34,824	1,363,360

		9,928,296

Total		258,503,640

Real Estate – 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CBL & Associates Properties	271,075	1,130,383
Kite Realty Group Trust	96,500	1,469,695
Lexington Realty Trust	316,111	2,487,794
New York REIT	18,405	395,891
PotlatchDeltic Corporation	221,160	11,511,378

Total		16,995,141

Telecommunication Services – 0.8%
Diversified Telecommunication Services - 0.5%
ATN International	179,785	10,718,781

Wireless Telecommunication Services - 0.3%
Telephone and Data Systems	219,558	6,154,211

Total		16,872,992

Utilities – 2.3%
Electric Utilities - 0.5%
ALLETE	142,848	10,320,768

Gas Utilities - 0.1%
Star Group L.P.	362,668	3,390,946

Water Utilities - 1.7%
Aqua America	434,281	14,791,611
SJW Group	338,575	17,846,288
York Water	143,801	4,457,831

		37,095,730

Total		50,807,444

TOTAL COMMON STOCKS
(Cost $1,219,320,764)		2,106,026,727

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.2%
Unit Corporation 6.625% due 5/15/21
(Cost $3,864,831)	$4,411,900	4,411,900

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation,
0.28% dated 3/29/18, due 4/2/18,
maturity value $126,010,920 (collateralized
by obligations of various U.S. Government
Agencies, 0.125% due 7/15/22, valued at $128,528,583)
(Cost $126,007,000)		126,007,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.1%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.5219%)
(Cost $2,314,010)		2,314,010

TOTAL INVESTMENTS – 100.3%
(Cost $1,351,506,605)		2,238,759,637

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(6,605,699)

NET ASSETS – 100.0%		$2,232,153,938

[1]	Non-income producing.
[2]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[3]
Securities for which market quotations are not readily available represent 0.1%, 0.0%, 0.4%, 0.2%, 0.0%, 0.0% and 0.0% of net assets for Royce International Discovery Fund, Royce Low-Priced Stock Fund, Royce Micro-Cap Fund, Royce Micro-Cap Opportunity Fund, Royce Opportunity Fund, Royce Small/Mid-Cap Premier Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	All or a portion of these securities were on loan at March 31, 2018.
[5]
At March 31, 2018, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information: At March 31, 2018, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$108,217,198	$63,193,564	$67,617,668	$4,424,104
Royce Global Financial Services Fund	42,547,560	13,839,592	16,521,864	2,682,272
Royce International Discovery Fund	7,938,505	428,458	889,827	461,369
Royce International Premier Fund	196,130,216	23,176,509	27,250,395	4,073,886
Royce Low-Priced Stock Fund	215,390,594	45,657,577	59,584,055	13,926,478
Royce Micro-Cap Fund	149,127,900	41,575,710	53,745,902	12,170,192
Royce Micro-Cap Opportunity Fund	36,418,022	7,333,461	9,812,698	2,479,237
Royce Opportunity Fund	1,207,013,510	98,730,642	264,952,411	166,221,769
Royce Pennsylvania Mutual Fund	1,276,355,817	765,986,290	819,634,779	53,648,489
Royce Premier Fund	1,209,172,628	1,086,436,305	1,107,435,486	20,999,181
Royce Small-Cap Leaders Fund	63,644,076	16,494,563	18,128,368	1,633,805
Royce Small-Cap Value Fund	201,332,972	32,679,216	43,164,481	10,485,265
Royce Small/Mid-Cap Premier Fund	162,086,853	34,798,313	37,585,083	2,786,770
Royce Smaller-Companies Growth Fund	289,536,269	75,461,400	88,752,276	13,290,876
Royce Special Equity Fund	989,780,359	411,953,418	430,932,750	18,979,332
Royce Special Equity Multi-Cap Fund	63,920,018	19,280,642	20,388,284	1,107,642
Royce Total Return Fund	1,352,179,365	886,580,272	940,407,270	53,826,998

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2018. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$132,670,153	$38,429,609	$–	$171,099,762
Cash Equivalents	–	311,000	–	311,000
Royce Global Financial Services Fund
Common Stocks	41,837,397	13,647,755	–	55,485,152
Cash Equivalents	–	902,000	–	902,000
Royce International Discovery Fund
Common Stocks	1,263,208	6,891,732	5,023	8,159,963
Cash Equivalents	–	207,000	–	207,000
Royce International Premier Fund
Common Stocks	19,490,219	187,071,506	–	206,561,725
Cash Equivalents	–	12,745,000	–	12,745,000
Royce Low-Priced Stock Fund
Common Stocks	222,627,293	13,833,903	0	236,461,196
Cash Equivalents	3,917,975	20,669,000	–	24,586,975
Royce Micro-Cap Fund
Common Stocks	177,153,772	4,958,348	828,000	182,940,120
Cash Equivalents	3,481,490	4,282,000	–	7,763,490
Royce Micro-Cap Opportunity Fund
Common Stocks	41,580,912	59,851	76,720	41,717,483
Cash Equivalents	–	2,034,000	–	2,034,000
Royce Opportunity Fund
Common Stocks	1,170,345,913	2,062,567	516,751	1,172,925,231
Cash Equivalents	30,805,921	102,013,000	–	132,818,921
Royce Pennsylvania Mutual Fund
Common Stocks	1,917,758,014	52,963,991	–	1,970,722,005
Cash Equivalents	18,963,102	52,657,000	–	71,620,102
Royce Premier Fund
Common Stocks	2,056,830,728	85,947,205	–	2,142,777,933
Cash Equivalents	–	152,831,000	–	152,831,000
Royce Small-Cap Leaders Fund
Common Stocks	72,725,459	2,043,180	–	74,768,639
Cash Equivalents	–	5,370,000	–	5,370,000
Royce Small-Cap Value Fund
Common Stocks	221,391,188	–	–	221,391,188
Cash Equivalents	–	12,621,000	–	12,621,000
Royce Small/Mid-Cap Premier Fund
Common Stocks	174,762,655	396,511	0	175,159,166
Cash Equivalents	–	21,726,000	–	21,726,000
Royce Smaller-Companies Growth Fund
Common Stocks	318,340,056	12,193,524	–	330,533,580
Cash Equivalents	20,882,089	13,582,000	–	34,464,089
Royce Special Equity Fund
Common Stocks	1,245,880,212	37,097,565	–	1,282,977,777
Cash Equivalents	–	118,756,000	–	118,756,000
Royce Special Equity Multi-Cap Fund
Common Stocks	67,795,660	–	–	67,795,660
Cash Equivalents	–	15,405,000	–	15,405,000
Royce Total Return Fund
Common Stocks	1,945,139,609	160,887,118	0	2,106,026,727
Corporate Bond	–	4,411,900	–	4,411,900
Cash Equivalents	2,314,010	126,007,000	–	128,321,010

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the three months ended March 31, 2018, the following Funds had securities transfer from Level 1 to Level 2, from Level 2 to Level 1 and from Level 2 to Level 3 within the fair value hierarchy:

	Transfers From	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1	Level 2 to Level 3

Royce Dividend Value Fund	$2,358,834	$–	$–
Royce International Discovery Fund	–	265,847	5,023
Royce International Premier Fund	–	7,610,959	–
Royce Micro-Cap Fund	521,509	–	–
Royce Pennsylvania Mutual Fund	7,930,825	–	–
Royce Total Return Fund	10,578,587	–	–

Level 3 Reconciliation:

	Balance as			Unrealized	Balance as
	of 12/31/17	Purchases	Transfers In	Gain (Loss)	of 3/31/18

Royce International Discovery Fund
Common Stocks	$–	$–	$5,023	$–	$5,023
Royce Low-Priced Stock Fund
Common Stocks	0	–	–	–	0
Royce Micro-Cap Fund
Common Stocks	828,000	–	–	–	828,000
Royce Micro-Cap Opportunity Fund
Common Stocks	–	0	–	76,720	76,720
Royce Opportunity Fund
Common Stocks	–	0	–	516,751	516,751
Royce Small/Mid-Cap Premier Fund
Common Stocks	0	–	–	–	0
Royce Total Return Fund
Common Stocks	0	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	3/31/18	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
Common Stocks	$828,000	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at March 31, 2018 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian, as well as non-cash collateral which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The market value of non-cash collateral held by the Funds at March 31, 2018 was as follows:

Royce Low-Priced Stock Fund	$4,674,073	Royce Small-Cap Leaders Fund	$755,334
Royce Micro-Cap Fund	3,393,551	Royce Small-Cap Value Fund	5,915,076
Royce Opportunity Fund	73,416,241	Royce Smaller-Companies Growth Fund	19,682,583
Royce Pennsylvania Mutual Fund	45,423,440	Royce Total Return Fund	3,546,680
Royce Premier Fund	19,479,085

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the three months ended March 31, 2018:

Affiliated Company	Shares 12/31/17	Market Value 12/31/17	Cost of Purchases	Proceeds from Sales	Change in Net Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 3/31/18	Market Value 3/31/18

Royce Opportunity Fund
Dixie Group[1]	849,935	$3,272,250	$16,265	$421,567	$(967,208)	$33,293	$–
Echelon Corporation[1]	230,152	1,298,057	–	190,970	(211,671)	(24,963)	–
Noranda Aluminum Holding Corporation[1]	593,726	7,718	–	4,223	15,435	596	–
Northwest Pipe[1]	489,326	9,365,700	–	1,717,984	(1,002,394)	314,814	–
SigmaTron International[1]	282,757	2,867,156	–	523,895	(1,112,596)	(15,785)	–
		16,810,881			(3,278,434)	307,955	–
Royce Pennsylvania Mutual Fund
Preformed Line Products	260,064	18,477,547	–	574,703	(1,741,460)	296,362	50,569	252,846	$16,457,746
		18,477,547			(1,741,460)	296,362	50,569		16,457,746
Royce Premier Fund
CIRCOR International	878,443	42,762,605	6,954,788	–	(5,417,415)	–	–	1,038,443	44,299,978
		42,762,605			(5,417,415)	–	–		44,299,978
Royce Special Equity Fund
Bassett Furniture Industries	781,000	29,365,600	1,409,481	–	(5,797,031)	–	88,110	823,000	24,978,050
Bowl America Cl. A	343,000	5,145,000	–	–	(68,600)	–	58,310	343,000	5,076,400
Capella Education	588,000	45,511,200	–	–	5,850,600	–	252,840	588,000	51,361,800
Computer Services	756,000	35,222,040	404,133	–	(1,583,673)	–	236,220	765,000	34,042,500
CSS Industries[1]	695,900	19,366,897	–	12,309,684	(5,674,099)	995,136	69,540
Flexsteel Industries	567,000	26,524,260	497,274	–	(4,159,057)	–	127,078	577,627	22,862,477
Hooker Furniture	1,127,000	47,841,150	643,573	–	(6,499,923)	–	159,600	1,144,000	41,984,800
Hurco Companies	525,000	22,155,000	–	–	1,942,500	–	110,250	525,000	24,097,500
John B. Sanfilippo & Son	726,500	45,951,125	607,528	–	(3,908,463)	–	–	737,000	42,650,190
National Presto Industries	469,000	46,642,050	99,505	–	(2,679,055)	–	2,820,000	470,000	44,062,500
Park Electrochemical	1,557,000	30,595,050	–	7,768,945	(1,319,685)	(1,261,372)	3,731,400	1,202,200	20,245,048
Standard Motor Products	1,350,000	60,628,500	2,721,816	–	3,675,814	–	292,320	1,409,000	67,026,130
		414,947,872			(20,220,672)	(266,236)	7,945,668		378,387,395
Royce Total Return Fund
Mueller (Paul) Company[1]	100,714	3,927,846	–	1,800,031	(316,697)	(49,604)	–
Starrett (L.S.) Company (The) Cl. A	439,557	3,780,190	–	–	(813,180)	–	–	439,557	2,967,010
		7,708,036			(1,129,877)	(49,604)	–		2,967,010

1 Not an Affiliated Company at March 31, 2018.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, The Royce Fund

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark

President, The Royce Fund

Date: May 29, 2018

By:

/s/ Peter K. Hoglund

Peter K. Hoglund

Treasurer, The Royce Fund

Date: May 29, 2018